Shareholder Report	12 Months Ended
	Jan. 31, 2025 USD ($) Holding	Jan. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Entity Central Index Key	0000914529
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000013069
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class A
Trading Symbol	ETHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 22 years or more remaining to maturity contributed to returns relative to the Index during a period when longer-maturity bonds generally outperformed shorter-maturity bonds

↑ Security selections and an overweight exposure to the health care sector, which outperformed the Index during the period, contributed to Index-relative returns

↑ Security selections and an underweight exposure to California bonds, which underperformed the Index during the period, contributed to Index-relative returns

↓ The Fund’s use of leveraged investments ― in the form of residual interest bond financing ― detracted from Index-relative returns during a period when municipal interest rates generally rose and bond prices declined

↓ An underweight exposure to bonds with coupon rates below 4% ― not including zero coupon bonds ― detracted from Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
1/15	$10,000	$10,000
2/15	$9,535	$9,897
3/15	$9,589	$9,925
4/15	$9,524	$9,873
5/15	$9,490	$9,846
6/15	$9,468	$9,837
7/15	$9,546	$9,908
8/15	$9,567	$9,928
9/15	$9,643	$10,000
10/15	$9,687	$10,039
11/15	$9,785	$10,079
12/15	$9,917	$10,150
1/16	$10,028	$10,271
2/16	$10,017	$10,287
3/16	$10,118	$10,320
4/16	$10,230	$10,396
5/16	$10,319	$10,424
6/16	$10,545	$10,590
7/16	$10,545	$10,596
8/16	$10,590	$10,611
9/16	$10,518	$10,558
10/16	$10,378	$10,447
11/16	$9,940	$10,057
12/16	$10,031	$10,175
1/17	$10,053	$10,242
2/17	$10,121	$10,314
3/17	$10,165	$10,336
4/17	$10,245	$10,411
5/17	$10,454	$10,576
6/17	$10,440	$10,538
7/17	$10,521	$10,624
8/17	$10,637	$10,704
9/17	$10,658	$10,650
10/17	$10,691	$10,676
11/17	$10,712	$10,619
12/17	$10,829	$10,730
1/18	$10,719	$10,603
2/18	$10,669	$10,572
3/18	$10,727	$10,611
4/18	$10,699	$10,573
5/18	$10,830	$10,694
6/18	$10,888	$10,703
7/18	$10,912	$10,729
8/18	$10,934	$10,757
9/18	$10,894	$10,687
10/18	$10,780	$10,621
11/18	$10,864	$10,739
12/18	$10,986	$10,867
1/19	$11,072	$10,950
2/19	$11,149	$11,008
3/19	$11,378	$11,182
4/19	$11,430	$11,224
5/19	$11,647	$11,379
6/19	$11,699	$11,421
7/19	$11,788	$11,513
8/19	$12,020	$11,695
9/19	$11,943	$11,601
10/19	$11,943	$11,622
11/19	$11,970	$11,651
12/19	$12,010	$11,686
1/20	$12,240	$11,896
2/20	$12,459	$12,050
3/20	$11,564	$11,613
4/20	$11,230	$11,467
5/20	$11,580	$11,832
6/20	$11,879	$11,929
7/20	$12,112	$12,130
8/20	$12,094	$12,073
9/20	$12,076	$12,076
10/20	$12,070	$12,039
11/20	$12,320	$12,221
12/20	$12,476	$12,295
1/21	$12,645	$12,374
2/21	$12,490	$12,177
3/21	$12,550	$12,252
4/21	$12,704	$12,355
5/21	$12,804	$12,392
6/21	$12,891	$12,426
7/21	$12,991	$12,529
8/21	$12,940	$12,483
9/21	$12,835	$12,393
10/21	$12,812	$12,357
11/21	$12,926	$12,462
12/21	$12,959	$12,482
1/22	$12,643	$12,140
2/22	$12,537	$12,097
3/22	$12,152	$11,705
4/22	$11,781	$11,381
5/22	$11,845	$11,550
6/22	$11,557	$11,361
7/22	$11,862	$11,661
8/22	$11,614	$11,405
9/22	$11,040	$10,968
10/22	$10,863	$10,876
11/22	$11,446	$11,385
12/22	$11,370	$11,418
1/23	$11,784	$11,746
2/23	$11,463	$11,480
3/23	$11,619	$11,735
4/23	$11,688	$11,708
5/23	$11,611	$11,607
6/23	$11,798	$11,723
7/23	$11,823	$11,769
8/23	$11,687	$11,600
9/23	$11,283	$11,260
10/23	$11,028	$11,164
11/23	$11,831	$11,873
12/23	$12,247	$12,149
1/24	$12,304	$12,087
2/24	$12,362	$12,102
3/24	$12,436	$12,102
4/24	$12,281	$11,952
5/24	$12,355	$11,917
6/24	$12,599	$12,099
7/24	$12,737	$12,210
8/24	$12,858	$12,306
9/24	$13,042	$12,428
10/24	$12,838	$12,246
11/24	$13,069	$12,458
12/24	$12,833	$12,277
1/25	$12,896	$12,338

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	4.78%	1.04%	2.91%
Class A with 3.25% Maximum Sales Charge	1.43%	0.37%	2.57%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%

Material Change Date		Jan. 31, 2024
AssetsNet	$ 1,920,589,112
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 6,527,626
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,920,589,112
# of Portfolio Holdings	475
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$6,527,626

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.2%
Other Revenue	3.4%
Education	5.2%
General Obligations	7.9%
Housing	8.6%
Industrial Development Revenue	10.9%
Senior Living/Life Care	11.7%
Special Tax Revenue	12.8%
Hospital	14.5%
Transportation	16.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	19.8%
B	2.1%
BB	13.8%
BBB	23.6%
A	14.3%
AA	20.2%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000013071
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class C
Trading Symbol	ECHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.63%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 22 years or more remaining to maturity contributed to returns relative to the Index during a period when longer-maturity bonds generally outperformed shorter-maturity bonds

↑ Security selections and an overweight exposure to the health care sector, which outperformed the Index during the period, contributed to Index-relative returns

↑ Security selections and an underweight exposure to California bonds, which underperformed the Index during the period, contributed to Index-relative returns

↓ The Fund’s use of leveraged investments ― in the form of residual interest bond financing ― detracted from Index-relative returns during a period when municipal interest rates generally rose and bond prices declined

↓ An underweight exposure to bonds with coupon rates below 4% ― not including zero coupon bonds ― detracted from Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
1/15	$10,000	$10,000
2/15	$9,859	$9,897
3/15	$9,910	$9,925
4/15	$9,829	$9,873
5/15	$9,795	$9,846
6/15	$9,761	$9,837
7/15	$9,839	$9,908
8/15	$9,854	$9,928
9/15	$9,930	$10,000
10/15	$9,969	$10,039
11/15	$10,056	$10,079
12/15	$10,182	$10,150
1/16	$10,295	$10,271
2/16	$10,287	$10,287
3/16	$10,377	$10,320
4/16	$10,492	$10,396
5/16	$10,568	$10,424
6/16	$10,797	$10,590
7/16	$10,786	$10,596
8/16	$10,827	$10,611
9/16	$10,751	$10,558
10/16	$10,599	$10,447
11/16	$10,145	$10,057
12/16	$10,223	$10,175
1/17	$10,251	$10,242
2/17	$10,305	$10,314
3/17	$10,358	$10,336
4/17	$10,423	$10,411
5/17	$10,618	$10,576
6/17	$10,606	$10,538
7/17	$10,685	$10,624
8/17	$10,790	$10,704
9/17	$10,804	$10,650
10/17	$10,830	$10,676
11/17	$10,844	$10,619
12/17	$10,962	$10,730
1/18	$10,832	$10,603
2/18	$10,782	$10,572
3/18	$10,848	$10,611
4/18	$10,795	$10,573
5/18	$10,929	$10,694
6/18	$10,983	$10,703
7/18	$10,999	$10,729
8/18	$11,013	$10,757
9/18	$10,960	$10,687
10/18	$10,839	$10,621
11/18	$10,922	$10,739
12/18	$11,030	$10,867
1/19	$11,114	$10,950
2/19	$11,189	$11,008
3/19	$11,399	$11,182
4/19	$11,460	$11,224
5/19	$11,657	$11,379
6/19	$11,703	$11,421
7/19	$11,790	$11,513
8/19	$12,016	$11,695
9/19	$11,923	$11,601
10/19	$11,927	$11,622
11/19	$11,947	$11,651
12/19	$11,966	$11,686
1/20	$12,204	$11,896
2/20	$12,415	$12,050
3/20	$11,511	$11,613
4/20	$11,170	$11,467
5/20	$11,509	$11,832
6/20	$11,791	$11,929
7/20	$12,017	$12,130
8/20	$12,001	$12,073
9/20	$11,971	$12,076
10/20	$11,955	$12,039
11/20	$12,198	$12,221
12/20	$12,355	$12,295
1/21	$12,511	$12,374
2/21	$12,350	$12,177
3/21	$12,403	$12,252
4/21	$12,543	$12,355
5/21	$12,624	$12,392
6/21	$12,706	$12,426
7/21	$12,803	$12,529
8/21	$12,738	$12,483
9/21	$12,630	$12,393
10/21	$12,595	$12,357
11/21	$12,706	$12,462
12/21	$12,730	$12,482
1/22	$12,414	$12,140
2/22	$12,292	$12,097
3/22	$11,917	$11,705
4/22	$11,543	$11,381
5/22	$11,601	$11,550
6/22	$11,301	$11,361
7/22	$11,598	$11,661
8/22	$11,357	$11,405
9/22	$10,770	$10,968
10/22	$10,604	$10,876
11/22	$11,164	$11,385
12/22	$11,073	$11,418
1/23	$11,484	$11,746
2/23	$11,166	$11,480
3/23	$11,305	$11,735
4/23	$11,368	$11,708
5/23	$11,292	$11,607
6/23	$11,447	$11,723
7/23	$11,479	$11,769
8/23	$11,325	$11,600
9/23	$10,939	$11,260
10/23	$10,676	$11,164
11/23	$11,460	$11,873
12/23	$11,854	$12,149
1/24	$11,903	$12,087
2/24	$11,953	$12,102
3/24	$12,003	$12,102
4/24	$11,863	$11,952
5/24	$11,929	$11,917
6/24	$12,156	$12,099
7/24	$12,273	$12,210
8/24	$12,372	$12,306
9/24	$12,536	$12,428
10/24	$12,344	$12,246
11/24	$12,558	$12,458
12/24	$12,317	$12,277
1/25	$12,565	$12,338

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.90%	0.27%	2.31%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.90%	0.27%	2.31%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%

Material Change Date		Jan. 31, 2024
AssetsNet	$ 1,920,589,112
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 6,527,626
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,920,589,112
# of Portfolio Holdings	475
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$6,527,626

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.2%
Other Revenue	3.4%
Education	5.2%
General Obligations	7.9%
Housing	8.6%
Industrial Development Revenue	10.9%
Senior Living/Life Care	11.7%
Special Tax Revenue	12.8%
Hospital	14.5%
Transportation	16.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	19.8%
B	2.1%
BB	13.8%
BBB	23.6%
A	14.3%
AA	20.2%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000048637
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class I
Trading Symbol	EIHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 22 years or more remaining to maturity contributed to returns relative to the Index during a period when longer-maturity bonds generally outperformed shorter-maturity bonds

↑ Security selections and an overweight exposure to the health care sector, which outperformed the Index during the period, contributed to Index-relative returns

↑ Security selections and an underweight exposure to California bonds, which underperformed the Index during the period, contributed to Index-relative returns

↓ The Fund’s use of leveraged investments ― in the form of residual interest bond financing ― detracted from Index-relative returns during a period when municipal interest rates generally rose and bond prices declined

↓ An underweight exposure to bonds with coupon rates below 4% ― not including zero coupon bonds ― detracted from Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index
1/15	$1,000,000	$1,000,000
2/15	$985,737	$989,685
3/15	$992,582	$992,543
4/15	$986,062	$987,335
5/15	$982,826	$984,607
6/15	$979,599	$983,710
7/15	$989,018	$990,836
8/15	$991,425	$992,781
9/15	$999,500	$999,973
10/15	$1,004,224	$1,003,949
11/15	$1,014,536	$1,007,940
12/15	$1,028,508	$1,015,022
1/16	$1,040,149	$1,027,133
2/16	$1,039,314	$1,028,748
3/16	$1,048,837	$1,032,007
4/16	$1,061,807	$1,039,595
5/16	$1,071,228	$1,042,407
6/16	$1,094,907	$1,058,990
7/16	$1,095,106	$1,059,637
8/16	$1,098,824	$1,061,067
9/16	$1,092,828	$1,055,771
10/16	$1,078,480	$1,044,695
11/16	$1,033,259	$1,005,732
12/16	$1,042,878	$1,017,540
1/17	$1,045,394	$1,024,248
2/17	$1,052,700	$1,031,360
3/17	$1,057,540	$1,033,599
4/17	$1,066,057	$1,041,099
5/17	$1,086,764	$1,057,622
6/17	$1,086,790	$1,053,829
7/17	$1,095,379	$1,062,355
8/17	$1,107,695	$1,070,440
9/17	$1,110,155	$1,064,997
10/17	$1,113,794	$1,067,597
11/17	$1,114,946	$1,061,880
12/17	$1,128,581	$1,072,979
1/18	$1,116,147	$1,060,347
2/18	$1,112,419	$1,057,179
3/18	$1,118,672	$1,061,081
4/18	$1,116,001	$1,057,294
5/18	$1,129,893	$1,069,401
6/18	$1,136,232	$1,070,314
7/18	$1,138,950	$1,072,911
8/18	$1,141,440	$1,075,667
9/18	$1,136,293	$1,068,703
10/18	$1,125,878	$1,062,122
11/18	$1,134,925	$1,073,877
12/18	$1,147,845	$1,086,735
1/19	$1,157,118	$1,094,950
2/19	$1,165,415	$1,100,813
3/19	$1,188,234	$1,118,214
4/19	$1,195,252	$1,122,417
5/19	$1,216,806	$1,137,891
6/19	$1,223,771	$1,142,092
7/19	$1,232,060	$1,151,296
8/19	$1,257,855	$1,169,457
9/19	$1,250,073	$1,160,082
10/19	$1,250,350	$1,162,161
11/19	$1,253,398	$1,165,068
12/19	$1,257,810	$1,168,625
1/20	$1,282,196	$1,189,621
2/20	$1,305,305	$1,204,962
3/20	$1,211,882	$1,161,254
4/20	$1,177,211	$1,146,680
5/20	$1,214,139	$1,183,158
6/20	$1,244,266	$1,192,896
7/20	$1,270,406	$1,212,987
8/20	$1,268,755	$1,207,295
9/20	$1,267,075	$1,207,551
10/20	$1,266,781	$1,203,924
11/20	$1,293,197	$1,222,092
12/20	$1,309,898	$1,229,537
1/21	$1,327,933	$1,237,372
2/21	$1,311,933	$1,217,712
3/21	$1,318,485	$1,225,222
4/21	$1,334,896	$1,235,499
5/21	$1,344,202	$1,239,185
6/21	$1,355,058	$1,242,587
7/21	$1,365,871	$1,252,893
8/21	$1,360,813	$1,248,295
9/21	$1,350,037	$1,239,286
10/21	$1,347,887	$1,235,663
11/21	$1,360,230	$1,246,182
12/21	$1,363,968	$1,248,192
1/22	$1,331,056	$1,214,026
2/22	$1,320,154	$1,209,676
3/22	$1,279,865	$1,170,462
4/22	$1,241,127	$1,138,088
5/22	$1,248,097	$1,154,994
6/22	$1,218,054	$1,136,077
7/22	$1,250,415	$1,166,094
8/22	$1,224,632	$1,140,538
9/22	$1,162,935	$1,096,763
10/22	$1,146,074	$1,087,642
11/22	$1,207,712	$1,138,515
12/22	$1,198,440	$1,141,774
1/23	$1,243,844	$1,174,572
2/23	$1,210,204	$1,148,012
3/23	$1,226,926	$1,173,484
4/23	$1,232,930	$1,170,803
5/23	$1,226,638	$1,160,657
6/23	$1,245,064	$1,172,284
7/23	$1,249,534	$1,176,922
8/23	$1,235,430	$1,159,978
9/23	$1,193,102	$1,125,981
10/23	$1,164,800	$1,116,399
11/23	$1,251,457	$1,187,269
12/23	$1,295,675	$1,214,864
1/24	$1,302,016	$1,208,659
2/24	$1,308,428	$1,210,212
3/24	$1,316,444	$1,210,173
4/24	$1,300,378	$1,195,185
5/24	$1,308,460	$1,191,680
6/24	$1,334,568	$1,209,946
7/24	$1,349,407	$1,220,974
8/24	$1,362,581	$1,230,603
9/24	$1,382,273	$1,242,766
10/24	$1,360,979	$1,224,645
11/24	$1,385,755	$1,245,800
12/24	$1,359,371	$1,227,663
1/25	$1,367,644	$1,233,815

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	5.04%	1.30%	3.18%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%

Material Change Date		Jan. 31, 2024
AssetsNet	$ 1,920,589,112
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 6,527,626
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,920,589,112
# of Portfolio Holdings	475
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$6,527,626

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.2%
Other Revenue	3.4%
Education	5.2%
General Obligations	7.9%
Housing	8.6%
Industrial Development Revenue	10.9%
Senior Living/Life Care	11.7%
Special Tax Revenue	12.8%
Hospital	14.5%
Transportation	16.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	19.8%
B	2.1%
BB	13.8%
BBB	23.6%
A	14.3%
AA	20.2%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000231374
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class W
Trading Symbol	EWHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 22 years or more remaining to maturity contributed to returns relative to the Index during a period when longer-maturity bonds generally outperformed shorter-maturity bonds

↑ Security selections and an overweight exposure to the health care sector, which outperformed the Index during the period, contributed to Index-relative returns

↑ Security selections and an underweight exposure to California bonds, which underperformed the Index during the period, contributed to Index-relative returns

↓ The Fund’s use of leveraged investments ― in the form of residual interest bond financing ― detracted from Index-relative returns during a period when municipal interest rates generally rose and bond prices declined

↓ An underweight exposure to bonds with coupon rates below 4% ― not including zero coupon bonds ― detracted from Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class W	Bloomberg Municipal Bond Index
1/15	$10,000	$10,000
2/15	$9,857	$9,897
3/15	$9,926	$9,925
4/15	$9,861	$9,873
5/15	$9,828	$9,846
6/15	$9,796	$9,837
7/15	$9,890	$9,908
8/15	$9,914	$9,928
9/15	$9,995	$10,000
10/15	$10,042	$10,039
11/15	$10,146	$10,079
12/15	$10,285	$10,150
1/16	$10,402	$10,271
2/16	$10,393	$10,287
3/16	$10,488	$10,320
4/16	$10,618	$10,396
5/16	$10,712	$10,424
6/16	$10,949	$10,590
7/16	$10,951	$10,596
8/16	$10,988	$10,611
9/16	$10,928	$10,558
10/16	$10,785	$10,447
11/16	$10,333	$10,057
12/16	$10,429	$10,175
1/17	$10,454	$10,242
2/17	$10,527	$10,314
3/17	$10,576	$10,336
4/17	$10,661	$10,411
5/17	$10,868	$10,576
6/17	$10,868	$10,538
7/17	$10,954	$10,624
8/17	$11,077	$10,704
9/17	$11,102	$10,650
10/17	$11,138	$10,676
11/17	$11,150	$10,619
12/17	$11,286	$10,730
1/18	$11,162	$10,603
2/18	$11,124	$10,572
3/18	$11,187	$10,611
4/18	$11,160	$10,573
5/18	$11,299	$10,694
6/18	$11,362	$10,703
7/18	$11,390	$10,729
8/18	$11,414	$10,757
9/18	$11,363	$10,687
10/18	$11,259	$10,621
11/18	$11,349	$10,739
12/18	$11,478	$10,867
1/19	$11,571	$10,950
2/19	$11,654	$11,008
3/19	$11,882	$11,182
4/19	$11,952	$11,224
5/19	$12,168	$11,379
6/19	$12,238	$11,421
7/19	$12,320	$11,513
8/19	$12,578	$11,695
9/19	$12,500	$11,601
10/19	$12,503	$11,622
11/19	$12,534	$11,651
12/19	$12,578	$11,686
1/20	$12,822	$11,896
2/20	$13,053	$12,050
3/20	$12,119	$11,613
4/20	$11,772	$11,467
5/20	$12,141	$11,832
6/20	$12,442	$11,929
7/20	$12,704	$12,130
8/20	$12,687	$12,073
9/20	$12,671	$12,076
10/20	$12,668	$12,039
11/20	$12,932	$12,221
12/20	$13,099	$12,295
1/21	$13,279	$12,374
2/21	$13,119	$12,177
3/21	$13,185	$12,252
4/21	$13,349	$12,355
5/21	$13,442	$12,392
6/21	$13,550	$12,426
7/21	$13,659	$12,529
8/21	$13,608	$12,483
9/21	$13,500	$12,393
10/21	$13,480	$12,357
11/21	$13,622	$12,462
12/21	$13,650	$12,482
1/22	$13,325	$12,140
2/22	$13,220	$12,097
3/22	$12,822	$11,705
4/22	$12,438	$11,381
5/22	$12,513	$11,550
6/22	$12,217	$11,361
7/22	$12,546	$11,661
8/22	$12,292	$11,405
9/22	$11,677	$10,968
10/22	$11,513	$10,876
11/22	$12,137	$11,385
12/22	$12,048	$11,418
1/23	$12,495	$11,746
2/23	$12,176	$11,480
3/23	$12,334	$11,735
4/23	$12,414	$11,708
5/23	$12,356	$11,607
6/23	$12,546	$11,723
7/23	$12,596	$11,769
8/23	$12,443	$11,600
9/23	$12,037	$11,260
10/23	$11,757	$11,164
11/23	$12,636	$11,873
12/23	$13,087	$12,149
1/24	$13,157	$12,087
2/24	$13,226	$12,102
3/24	$13,296	$12,102
4/24	$13,155	$11,952
5/24	$13,242	$11,917
6/24	$13,511	$12,099
7/24	$13,667	$12,210
8/24	$13,806	$12,306
9/24	$13,994	$12,428
10/24	$13,783	$12,246
11/24	$14,056	$12,458
12/24	$13,793	$12,277
1/25	$13,866	$12,338

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	5.39%	1.58%	3.32%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%

Material Change Date		Jan. 31, 2024
AssetsNet	$ 1,920,589,112
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 6,527,626
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,920,589,112
# of Portfolio Holdings	475
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$6,527,626

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.2%
Other Revenue	3.4%
Education	5.2%
General Obligations	7.9%
Housing	8.6%
Industrial Development Revenue	10.9%
Senior Living/Life Care	11.7%
Special Tax Revenue	12.8%
Hospital	14.5%
Transportation	16.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	19.8%
B	2.1%
BB	13.8%
BBB	23.6%
A	14.3%
AA	20.2%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000154967
Shareholder Report [Line Items]
Fund Name	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Class Name	Class A
Trading Symbol	EALBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ Security selections and overweight exposures to the housing, health care, and prepaid gas revenue bond sectors contributed to performance relative to the Index during the period

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns during the period

↓ An overweight exposure to bonds with 0-2% coupon rates, which generally underperformed higher-coupon bonds during the period, detracted from Index-relative returns

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
5/15	$9,694	$10,000	$10,000
6/15	$9,710	$9,963	$9,979
7/15	$9,779	$10,035	$10,026
8/15	$9,789	$10,055	$10,039
9/15	$9,849	$10,128	$10,097
10/15	$9,888	$10,168	$10,136
11/15	$9,911	$10,209	$10,136
12/15	$9,947	$10,280	$10,161
1/16	$10,073	$10,403	$10,263
2/16	$10,084	$10,419	$10,290
3/16	$10,084	$10,452	$10,274
4/16	$10,144	$10,529	$10,322
5/16	$10,124	$10,558	$10,312
6/16	$10,232	$10,726	$10,399
7/16	$10,251	$10,732	$10,425
8/16	$10,251	$10,747	$10,419
9/16	$10,222	$10,693	$10,387
10/16	$10,162	$10,581	$10,340
11/16	$9,857	$10,186	$10,087
12/16	$9,926	$10,306	$10,147
1/17	$9,974	$10,374	$10,226
2/17	$10,034	$10,446	$10,293
3/17	$10,053	$10,469	$10,302
4/17	$10,123	$10,545	$10,363
5/17	$10,233	$10,712	$10,462
6/17	$10,194	$10,673	$10,427
7/17	$10,254	$10,760	$10,493
8/17	$10,314	$10,842	$10,549
9/17	$10,256	$10,787	$10,494
10/17	$10,256	$10,813	$10,498
11/17	$10,177	$10,755	$10,399
12/17	$10,228	$10,867	$10,454
1/18	$10,150	$10,739	$10,413
2/18	$10,123	$10,707	$10,393
3/18	$10,124	$10,747	$10,396
4/18	$10,107	$10,709	$10,366
5/18	$10,169	$10,831	$10,450
6/18	$10,182	$10,840	$10,479
7/18	$10,214	$10,867	$10,516
8/18	$10,216	$10,895	$10,520
9/18	$10,179	$10,824	$10,470
10/18	$10,152	$10,757	$10,450
11/18	$10,217	$10,877	$10,533
12/18	$10,303	$11,007	$10,631
1/19	$10,379	$11,090	$10,719
2/19	$10,436	$11,149	$10,766
3/19	$10,511	$11,326	$10,848
4/19	$10,527	$11,368	$10,858
5/19	$10,634	$11,525	$10,968
6/19	$10,670	$11,567	$11,016
7/19	$10,726	$11,661	$11,094
8/19	$10,802	$11,845	$11,171
9/19	$10,755	$11,750	$11,090
10/19	$10,769	$11,771	$11,130
11/19	$10,782	$11,800	$11,155
12/19	$10,806	$11,836	$11,187
1/20	$10,922	$12,049	$11,318
2/20	$10,997	$12,204	$11,389
3/20	$10,712	$11,762	$11,119
4/20	$10,643	$11,614	$11,098
5/20	$10,913	$11,983	$11,373
6/20	$11,028	$12,082	$11,417
7/20	$11,164	$12,285	$11,540
8/20	$11,143	$12,228	$11,524
9/20	$11,113	$12,230	$11,537
10/20	$11,101	$12,194	$11,513
11/20	$11,216	$12,378	$11,591
12/20	$11,298	$12,453	$11,632
1/21	$11,380	$12,532	$11,671
2/21	$11,264	$12,333	$11,564
3/21	$11,294	$12,409	$11,607
4/21	$11,377	$12,513	$11,656
5/21	$11,396	$12,551	$11,661
6/21	$11,416	$12,585	$11,667
7/21	$11,477	$12,690	$11,734
8/21	$11,454	$12,643	$11,723
9/21	$11,379	$12,552	$11,669
10/21	$11,345	$12,515	$11,639
11/21	$11,396	$12,622	$11,667
12/21	$11,402	$12,642	$11,681
1/22	$11,167	$12,296	$11,435
2/22	$11,124	$12,252	$11,401
3/22	$10,890	$11,855	$11,157
4/22	$10,699	$11,527	$10,984
5/22	$10,803	$11,698	$11,134
6/22	$10,730	$11,507	$11,093
7/22	$10,911	$11,811	$11,286
8/22	$10,778	$11,552	$11,118
9/22	$10,550	$11,108	$10,843
10/22	$10,473	$11,016	$10,821
11/22	$10,847	$11,531	$11,109
12/22	$10,877	$11,564	$11,154
1/23	$11,126	$11,896	$11,362
2/23	$10,938	$11,627	$11,166
3/23	$11,103	$11,885	$11,359
4/23	$11,086	$11,858	$11,316
5/23	$10,992	$11,755	$11,224
6/23	$11,072	$11,873	$11,298
7/23	$11,086	$11,920	$11,333
8/23	$11,004	$11,749	$11,259
9/23	$10,746	$11,404	$11,077
10/23	$10,706	$11,307	$11,061
11/23	$11,192	$12,025	$11,465
12/23	$11,415	$12,304	$11,636
1/24	$11,365	$12,242	$11,601
2/24	$11,405	$12,257	$11,609
3/24	$11,375	$12,257	$11,594
4/24	$11,280	$12,105	$11,504
5/24	$11,207	$12,070	$11,438
6/24	$11,357	$12,255	$11,558
7/24	$11,452	$12,366	$11,665
8/24	$11,602	$12,464	$11,794
9/24	$11,711	$12,587	$11,873
10/24	$11,558	$12,404	$11,751
11/24	$11,697	$12,618	$11,851
12/24	$11,588	$12,434	$11,768
1/25	$11,644	$12,510	$11,852

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 5/4/15 (Inception)
Class A	2.49%	1.29%	1.92%
Class A with 3.25% Maximum Sales Charge	(0.88)%	0.62%	1.57%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.32%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.12%	0.92%	1.76%

Performance Inception Date	May 04, 2015
AssetsNet	$ 69,718,471
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 96,404
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$69,718,471
# of Portfolio Holdings	91
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$96,404

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.9%
Water and Sewer	5.0%
Hospital	5.9%
Electric Utilities	6.5%
Short-Term Investments	6.5%
Other Revenue	7.5%
Senior Living/Life Care	7.8%
Education	7.9%
Transportation	9.3%
Housing	9.9%
General Obligations	28.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	9.4%
A	19.7%
AA	39.4%
AAA	31.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000154968
Shareholder Report [Line Items]
Fund Name	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Class Name	Class C
Trading Symbol	ECLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$141	1.40%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↓ An overweight exposure to bonds with 0-2% coupon rates, which generally underperformed higher-coupon bonds during the period, detracted from Index-relative returns

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

↑ Security selections and overweight exposures to the housing, health care, and prepaid gas revenue bond sectors contributed to performance relative to the Index during the period

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
5/15	$10,000	$10,000	$10,000
6/15	$10,020	$9,963	$9,979
7/15	$10,090	$10,035	$10,026
8/15	$10,093	$10,055	$10,039
9/15	$10,159	$10,128	$10,097
10/15	$10,193	$10,168	$10,136
11/15	$10,213	$10,209	$10,136
12/15	$10,233	$10,280	$10,161
1/16	$10,355	$10,403	$10,263
2/16	$10,360	$10,419	$10,290
3/16	$10,354	$10,452	$10,274
4/16	$10,408	$10,529	$10,322
5/16	$10,381	$10,558	$10,312
6/16	$10,486	$10,726	$10,399
7/16	$10,489	$10,732	$10,425
8/16	$10,491	$10,747	$10,419
9/16	$10,455	$10,693	$10,387
10/16	$10,388	$10,581	$10,340
11/16	$10,070	$10,186	$10,087
12/16	$10,133	$10,306	$10,147
1/17	$10,175	$10,374	$10,226
2/17	$10,230	$10,446	$10,293
3/17	$10,244	$10,469	$10,302
4/17	$10,309	$10,545	$10,363
5/17	$10,413	$10,712	$10,462
6/17	$10,368	$10,673	$10,427
7/17	$10,422	$10,760	$10,493
8/17	$10,477	$10,842	$10,549
9/17	$10,411	$10,787	$10,494
10/17	$10,405	$10,813	$10,498
11/17	$10,319	$10,755	$10,399
12/17	$10,363	$10,867	$10,454
1/18	$10,277	$10,739	$10,413
2/18	$10,244	$10,707	$10,393
3/18	$10,239	$10,747	$10,396
4/18	$10,205	$10,709	$10,366
5/18	$10,272	$10,831	$10,450
6/18	$10,278	$10,840	$10,479
7/18	$10,304	$10,867	$10,516
8/18	$10,300	$10,895	$10,520
9/18	$10,256	$10,824	$10,470
10/18	$10,222	$10,757	$10,450
11/18	$10,281	$10,877	$10,533
12/18	$10,361	$11,007	$10,631
1/19	$10,431	$11,090	$10,719
2/19	$10,482	$11,149	$10,766
3/19	$10,551	$11,326	$10,848
4/19	$10,561	$11,368	$10,858
5/19	$10,661	$11,525	$10,968
6/19	$10,691	$11,567	$11,016
7/19	$10,740	$11,661	$11,094
8/19	$10,809	$11,845	$11,171
9/19	$10,755	$11,750	$11,090
10/19	$10,762	$11,771	$11,130
11/19	$10,769	$11,800	$11,155
12/19	$10,786	$11,836	$11,187
1/20	$10,885	$12,049	$11,318
2/20	$10,963	$12,204	$11,389
3/20	$10,672	$11,762	$11,119
4/20	$10,587	$11,614	$11,098
5/20	$10,859	$11,983	$11,373
6/20	$10,967	$12,082	$11,417
7/20	$11,095	$12,285	$11,540
8/20	$11,068	$12,228	$11,524
9/20	$11,030	$12,230	$11,537
10/20	$11,012	$12,194	$11,513
11/20	$11,119	$12,378	$11,591
12/20	$11,183	$12,453	$11,632
1/21	$11,267	$12,532	$11,671
2/21	$11,146	$12,333	$11,564
3/21	$11,169	$12,409	$11,607
4/21	$11,243	$12,513	$11,656
5/21	$11,266	$12,551	$11,661
6/21	$11,269	$12,585	$11,667
7/21	$11,322	$12,690	$11,734
8/21	$11,292	$12,643	$11,723
9/21	$11,210	$12,552	$11,669
10/21	$11,180	$12,515	$11,639
11/21	$11,213	$12,622	$11,667
12/21	$11,212	$12,642	$11,681
1/22	$10,974	$12,296	$11,435
2/22	$10,925	$12,252	$11,401
3/22	$10,699	$11,855	$11,157
4/22	$10,494	$11,527	$10,984
5/22	$10,590	$11,698	$11,134
6/22	$10,512	$11,507	$11,093
7/22	$10,683	$11,811	$11,286
8/22	$10,545	$11,552	$11,118
9/22	$10,315	$11,108	$10,843
10/22	$10,234	$11,016	$10,821
11/22	$10,593	$11,531	$11,109
12/22	$10,616	$11,564	$11,154
1/23	$10,851	$11,896	$11,362
2/23	$10,662	$11,627	$11,166
3/23	$10,817	$11,885	$11,359
4/23	$10,793	$11,858	$11,316
5/23	$10,695	$11,755	$11,224
6/23	$10,766	$11,873	$11,298
7/23	$10,773	$11,920	$11,333
8/23	$10,686	$11,749	$11,259
9/23	$10,429	$11,404	$11,077
10/23	$10,383	$11,307	$11,061
11/23	$10,848	$12,025	$11,465
12/23	$11,058	$12,304	$11,636
1/24	$11,002	$12,242	$11,601
2/24	$11,034	$12,257	$11,609
3/24	$10,998	$12,257	$11,594
4/24	$10,900	$12,105	$11,504
5/24	$10,822	$12,070	$11,438
6/24	$10,960	$12,255	$11,558
7/24	$11,045	$12,366	$11,665
8/24	$11,183	$12,464	$11,794
9/24	$11,281	$12,587	$11,873
10/24	$11,126	$12,404	$11,751
11/24	$11,253	$12,618	$11,851
12/24	$11,141	$12,434	$11,768
1/25	$11,347	$12,510	$11,852

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 5/4/15 (Inception)
Class C, with conversion to Class A after 8 years	1.73%	0.56%	1.30%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	0.73%	0.56%	1.30%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.32%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.12%	0.92%	1.76%

Performance Inception Date	May 04, 2015
AssetsNet	$ 69,718,471
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 96,404
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$69,718,471
# of Portfolio Holdings	91
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$96,404

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.9%
Water and Sewer	5.0%
Hospital	5.9%
Electric Utilities	6.5%
Short-Term Investments	6.5%
Other Revenue	7.5%
Senior Living/Life Care	7.8%
Education	7.9%
Transportation	9.3%
Housing	9.9%
General Obligations	28.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	9.4%
A	19.7%
AA	39.4%
AAA	31.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000154969
Shareholder Report [Line Items]
Fund Name	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Class Name	Class I
Trading Symbol	EILBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ Security selections and overweight exposures to the housing, health care, and prepaid gas revenue bond sectors contributed to performance relative to the Index during the period

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns during the period

↓ An overweight exposure to bonds with 0-2% coupon rates, which generally underperformed higher-coupon bonds during the period, detracted from Index-relative returns

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
5/15	$1,000,000	$1,000,000	$1,000,000
6/15	$1,004,041	$996,329	$997,912
7/15	$1,011,426	$1,003,545	$1,002,554
8/15	$1,013,603	$1,005,516	$1,003,927
9/15	$1,020,011	$1,012,800	$1,009,737
10/15	$1,024,312	$1,016,827	$1,013,619
11/15	$1,027,907	$1,020,869	$1,013,602
12/15	$1,030,897	$1,028,042	$1,016,146
1/16	$1,044,187	$1,040,308	$1,026,256
2/16	$1,045,534	$1,041,944	$1,029,022
3/16	$1,045,764	$1,045,245	$1,027,404
4/16	$1,052,116	$1,052,931	$1,032,162
5/16	$1,050,294	$1,055,778	$1,031,222
6/16	$1,061,717	$1,072,574	$1,039,905
7/16	$1,063,951	$1,073,229	$1,042,450
8/16	$1,064,137	$1,074,677	$1,041,861
9/16	$1,061,317	$1,069,314	$1,038,727
10/16	$1,055,327	$1,058,095	$1,033,980
11/16	$1,023,933	$1,018,633	$1,008,741
12/16	$1,031,268	$1,030,592	$1,014,652
1/17	$1,036,463	$1,037,386	$1,022,591
2/17	$1,042,891	$1,044,590	$1,029,317
3/17	$1,045,150	$1,046,858	$1,030,167
4/17	$1,052,638	$1,054,454	$1,036,283
5/17	$1,064,216	$1,071,189	$1,046,196
6/17	$1,060,441	$1,067,347	$1,042,670
7/17	$1,066,913	$1,075,982	$1,049,323
8/17	$1,073,383	$1,084,170	$1,054,918
9/17	$1,067,546	$1,078,658	$1,049,439
10/17	$1,067,819	$1,081,291	$1,049,799
11/17	$1,059,859	$1,075,501	$1,039,925
12/17	$1,065,356	$1,086,743	$1,045,443
1/18	$1,057,430	$1,073,948	$1,041,289
2/18	$1,054,831	$1,070,740	$1,039,251
3/18	$1,056,261	$1,074,692	$1,039,610
4/18	$1,053,659	$1,070,856	$1,036,616
5/18	$1,060,342	$1,083,119	$1,044,986
6/18	$1,061,879	$1,084,043	$1,047,884
7/18	$1,065,438	$1,086,674	$1,051,576
8/18	$1,065,912	$1,089,465	$1,051,976
9/18	$1,062,216	$1,082,411	$1,046,966
10/18	$1,059,651	$1,075,746	$1,044,972
11/18	$1,066,672	$1,087,652	$1,053,328
12/18	$1,075,798	$1,100,675	$1,063,106
1/19	$1,083,969	$1,108,995	$1,071,943
2/19	$1,090,118	$1,114,933	$1,076,649
3/19	$1,098,226	$1,132,558	$1,084,818
4/19	$1,101,172	$1,136,814	$1,085,754
5/19	$1,111,502	$1,152,487	$1,096,764
6/19	$1,115,486	$1,156,742	$1,101,555
7/19	$1,121,540	$1,166,065	$1,109,405
8/19	$1,129,689	$1,184,458	$1,117,132
9/19	$1,125,026	$1,174,963	$1,108,964
10/19	$1,126,726	$1,177,069	$1,113,041
11/19	$1,128,405	$1,180,012	$1,115,536
12/19	$1,132,180	$1,183,615	$1,118,745
1/20	$1,143,475	$1,204,881	$1,131,837
2/20	$1,151,568	$1,220,418	$1,138,914
3/20	$1,121,958	$1,176,150	$1,111,934
4/20	$1,114,962	$1,161,389	$1,109,773
5/20	$1,143,490	$1,198,335	$1,137,254
6/20	$1,155,818	$1,208,197	$1,141,740
7/20	$1,170,264	$1,228,546	$1,154,042
8/20	$1,168,393	$1,222,782	$1,152,427
9/20	$1,165,393	$1,223,041	$1,153,654
10/20	$1,164,410	$1,219,367	$1,151,315
11/20	$1,176,694	$1,237,768	$1,159,112
12/20	$1,185,594	$1,245,309	$1,163,154
1/21	$1,194,410	$1,253,244	$1,167,149
2/21	$1,182,496	$1,233,332	$1,156,419
3/21	$1,186,964	$1,240,938	$1,160,724
4/21	$1,194,792	$1,251,347	$1,165,596
5/21	$1,198,220	$1,255,080	$1,166,133
6/21	$1,199,462	$1,258,526	$1,166,682
7/21	$1,206,115	$1,268,964	$1,173,395
8/21	$1,203,946	$1,264,307	$1,172,264
9/21	$1,196,286	$1,255,183	$1,166,933
10/21	$1,194,074	$1,251,513	$1,163,865
11/21	$1,198,542	$1,262,167	$1,166,712
12/21	$1,199,467	$1,264,203	$1,168,131
1/22	$1,175,056	$1,229,598	$1,143,520
2/22	$1,171,839	$1,225,193	$1,140,129
3/22	$1,147,476	$1,185,476	$1,115,698
4/22	$1,126,474	$1,152,687	$1,098,429
5/22	$1,137,711	$1,169,810	$1,113,402
6/22	$1,130,251	$1,150,650	$1,109,342
7/22	$1,149,574	$1,181,052	$1,128,600
8/22	$1,135,782	$1,155,168	$1,111,782
9/22	$1,111,973	$1,110,832	$1,084,333
10/22	$1,104,169	$1,101,593	$1,082,076
11/22	$1,143,774	$1,153,119	$1,110,882
12/22	$1,147,205	$1,156,420	$1,115,403
1/23	$1,173,623	$1,189,638	$1,136,215
2/23	$1,154,027	$1,162,738	$1,116,596
3/23	$1,171,763	$1,188,537	$1,135,935
4/23	$1,170,147	$1,185,822	$1,131,647
5/23	$1,160,539	$1,175,546	$1,122,415
6/23	$1,169,178	$1,187,321	$1,129,766
7/23	$1,170,947	$1,192,018	$1,133,348
8/23	$1,162,514	$1,174,858	$1,125,874
9/23	$1,136,670	$1,140,424	$1,107,738
10/23	$1,131,537	$1,130,719	$1,106,059
11/23	$1,183,067	$1,202,499	$1,146,495
12/23	$1,206,925	$1,230,447	$1,163,633
1/24	$1,201,839	$1,224,163	$1,160,050
2/24	$1,206,373	$1,225,735	$1,160,877
3/24	$1,203,418	$1,225,697	$1,159,435
4/24	$1,193,664	$1,210,517	$1,150,428
5/24	$1,186,220	$1,206,966	$1,143,809
6/24	$1,202,301	$1,225,466	$1,155,826
7/24	$1,212,656	$1,236,636	$1,166,491
8/24	$1,228,786	$1,246,389	$1,179,380
9/24	$1,240,532	$1,258,707	$1,187,300
10/24	$1,224,573	$1,240,354	$1,175,058
11/24	$1,239,561	$1,261,780	$1,185,123
12/24	$1,228,263	$1,243,410	$1,176,847
1/25	$1,236,165	$1,250,959	$1,185,182

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 5/4/15 (Inception)
Class I	2.85%	1.57%	2.20%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.32%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.12%	0.92%	1.76%

Performance Inception Date	May 04, 2015
AssetsNet	$ 69,718,471
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 96,404
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$69,718,471
# of Portfolio Holdings	91
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$96,404

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.9%
Water and Sewer	5.0%
Hospital	5.9%
Electric Utilities	6.5%
Short-Term Investments	6.5%
Other Revenue	7.5%
Senior Living/Life Care	7.8%
Education	7.9%
Transportation	9.3%
Housing	9.9%
General Obligations	28.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	9.4%
A	19.7%
AA	39.4%
AAA	31.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081348
Shareholder Report [Line Items]
Fund Name	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Class Name	Class A
Trading Symbol	EALTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 10 Year Municipal Bond Index (the Index):

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector contributed to performance relative to the Index during the period

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns during the period

↑ Out-of-Index exposures to bonds with 1-7 years and 12-15 years remaining to maturity, which generally outperformed 8-12-year maturity bonds within the Index during the period, contributed to Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg 10 Year Municipal Bond Index	Bloomberg 15 Year Municipal Bond Index
1/15	$10,000	$10,000	$10,000	$10,000
2/15	$9,492	$9,897	$9,886	$9,857
3/15	$9,557	$9,925	$9,926	$9,902
4/15	$9,466	$9,873	$9,866	$9,829
5/15	$9,407	$9,846	$9,835	$9,805
6/15	$9,384	$9,837	$9,813	$9,789
7/15	$9,482	$9,908	$9,887	$9,880
8/15	$9,507	$9,928	$9,917	$9,903
9/15	$9,614	$10,000	$10,010	$9,997
10/15	$9,648	$10,039	$10,051	$10,035
11/15	$9,721	$10,079	$10,090	$10,100
12/15	$9,827	$10,150	$10,171	$10,209
1/16	$9,987	$10,271	$10,324	$10,365
2/16	$9,985	$10,287	$10,334	$10,364
3/16	$10,046	$10,320	$10,364	$10,427
4/16	$10,139	$10,396	$10,448	$10,519
5/16	$10,150	$10,424	$10,450	$10,559
6/16	$10,358	$10,590	$10,626	$10,769
7/16	$10,345	$10,596	$10,633	$10,757
8/16	$10,364	$10,611	$10,644	$10,780
9/16	$10,318	$10,558	$10,613	$10,722
10/16	$10,181	$10,447	$10,485	$10,561
11/16	$9,656	$10,057	$10,015	$10,066
12/16	$9,819	$10,175	$10,159	$10,243
1/17	$9,866	$10,242	$10,234	$10,295
2/17	$9,940	$10,314	$10,306	$10,367
3/17	$9,980	$10,336	$10,339	$10,399
4/17	$10,087	$10,411	$10,438	$10,496
5/17	$10,276	$10,576	$10,625	$10,706
6/17	$10,232	$10,538	$10,583	$10,652
7/17	$10,296	$10,624	$10,681	$10,747
8/17	$10,394	$10,704	$10,757	$10,850
9/17	$10,325	$10,650	$10,695	$10,815
10/17	$10,339	$10,676	$10,719	$10,855
11/17	$10,269	$10,619	$10,623	$10,801
12/17	$10,393	$10,730	$10,751	$10,954
1/18	$10,214	$10,603	$10,586	$10,759
2/18	$10,162	$10,572	$10,541	$10,721
3/18	$10,202	$10,611	$10,578	$10,788
4/18	$10,159	$10,573	$10,554	$10,762
5/18	$10,268	$10,694	$10,666	$10,894
6/18	$10,259	$10,703	$10,673	$10,892
7/18	$10,291	$10,729	$10,714	$10,916
8/18	$10,306	$10,757	$10,747	$10,966
9/18	$10,237	$10,687	$10,680	$10,886
10/18	$10,184	$10,621	$10,618	$10,791
11/18	$10,287	$10,739	$10,756	$10,948
12/18	$10,406	$10,867	$10,903	$11,106
1/19	$10,500	$10,950	$11,021	$11,198
2/19	$10,561	$11,008	$11,082	$11,263
3/19	$10,682	$11,182	$11,246	$11,488
4/19	$10,717	$11,224	$11,276	$11,541
5/19	$10,873	$11,379	$11,445	$11,724
6/19	$10,917	$11,421	$11,488	$11,768
7/19	$10,994	$11,513	$11,587	$11,879
8/19	$11,132	$11,695	$11,765	$12,130
9/19	$11,045	$11,601	$11,651	$12,013
10/19	$11,053	$11,622	$11,668	$12,022
11/19	$11,070	$11,651	$11,697	$12,052
12/19	$11,095	$11,686	$11,742	$12,094
1/20	$11,294	$11,896	$11,970	$12,371
2/20	$11,425	$12,050	$12,111	$12,573
3/20	$11,047	$11,613	$11,696	$12,054
4/20	$10,897	$11,467	$11,577	$11,828
5/20	$11,256	$11,832	$11,956	$12,253
6/20	$11,369	$11,929	$12,032	$12,378
7/20	$11,544	$12,130	$12,247	$12,636
8/20	$11,506	$12,073	$12,181	$12,542
9/20	$11,495	$12,076	$12,185	$12,547
10/20	$11,466	$12,039	$12,147	$12,503
11/20	$11,632	$12,221	$12,328	$12,761
12/20	$11,700	$12,295	$12,403	$12,859
1/21	$11,785	$12,374	$12,474	$12,960
2/21	$11,604	$12,177	$12,263	$12,702
3/21	$11,652	$12,252	$12,333	$12,790
4/21	$11,755	$12,355	$12,429	$12,930
5/21	$11,787	$12,392	$12,450	$12,980
6/21	$11,810	$12,426	$12,473	$13,018
7/21	$11,894	$12,529	$12,591	$13,154
8/21	$11,854	$12,483	$12,558	$13,095
9/21	$11,742	$12,393	$12,454	$12,974
10/21	$11,711	$12,357	$12,405	$12,930
11/21	$11,788	$12,462	$12,494	$13,082
12/21	$11,801	$12,482	$12,522	$13,105
1/22	$11,463	$12,140	$12,160	$12,692
2/22	$11,397	$12,097	$12,122	$12,649
3/22	$11,032	$11,705	$11,742	$12,167
4/22	$10,739	$11,381	$11,430	$11,763
5/22	$10,862	$11,550	$11,614	$11,935
6/22	$10,716	$11,361	$11,488	$11,697
7/22	$10,987	$11,661	$11,825	$12,077
8/22	$10,777	$11,405	$11,609	$11,798
9/22	$10,422	$10,968	$11,196	$11,285
10/22	$10,343	$10,876	$11,137	$11,196
11/22	$10,888	$11,385	$11,602	$11,810
12/22	$10,902	$11,418	$11,699	$11,866
1/23	$11,248	$11,746	$12,014	$12,230
2/23	$11,007	$11,480	$11,775	$11,949
3/23	$11,235	$11,735	$12,021	$12,239
4/23	$11,223	$11,708	$11,994	$12,234
5/23	$11,108	$11,607	$11,862	$12,114
6/23	$11,190	$11,723	$11,951	$12,237
7/23	$11,224	$11,769	$12,005	$12,305
8/23	$11,073	$11,600	$11,841	$12,089
9/23	$10,696	$11,260	$11,515	$11,648
10/23	$10,535	$11,164	$11,446	$11,530
11/23	$11,323	$11,873	$12,095	$12,403
12/23	$11,669	$12,149	$12,375	$12,742
1/24	$11,611	$12,087	$12,314	$12,673
2/24	$11,630	$12,102	$12,320	$12,695
3/24	$11,620	$12,102	$12,308	$12,736
4/24	$11,477	$11,952	$12,143	$12,540
5/24	$11,371	$11,917	$11,999	$12,491
6/24	$11,582	$12,099	$12,180	$12,717
7/24	$11,687	$12,210	$12,278	$12,830
8/24	$11,811	$12,306	$12,390	$12,881
9/24	$11,955	$12,428	$12,502	$13,027
10/24	$11,732	$12,246	$12,295	$12,806
11/24	$11,935	$12,458	$12,481	$13,066
12/24	$11,769	$12,277	$12,335	$12,842
1/25	$11,842	$12,338	$12,436	$12,927

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	2.02%	0.96%	2.04%
Class A with 3.25% Maximum Sales Charge	(1.28)%	0.30%	1.70%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg 10 Year Municipal Bond Index	0.99%	0.77%	2.20%
Bloomberg 15 Year Municipal Bond Index	2.01%	0.88%	2.60%

AssetsNet	$ 735,952,905
Holdings Count | Holding	444
Advisory Fees Paid, Amount	$ 2,280,883
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$735,952,905
# of Portfolio Holdings	444
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$2,280,883

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.6%
Education	3.7%
Hospital	4.0%
Water and Sewer	5.6%
Special Tax Revenue	5.7%
Short-Term Investments	6.0%
Transportation	6.5%
Other Revenue	6.8%
Housing	12.7%
General Obligations	39.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.5%
BBB	3.6%
A	18.8%
AA	39.6%
AAA	37.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081349
Shareholder Report [Line Items]
Fund Name	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Class Name	Class C
Trading Symbol	ECLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	1.39%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 10 Year Municipal Bond Index (the Index):

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector contributed to performance relative to the Index during the period

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns during the period

↑ Out-of-Index exposures to bonds with 1-7 years and 12-15 years remaining to maturity, which generally outperformed 8-12-year maturity bonds within the Index during the period, contributed to Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg 10 Year Municipal Bond Index	Bloomberg 15 Year Municipal Bond Index
1/15	$10,000	$10,000	$10,000	$10,000
2/15	$9,805	$9,897	$9,886	$9,857
3/15	$9,866	$9,925	$9,926	$9,902
4/15	$9,774	$9,873	$9,866	$9,829
5/15	$9,698	$9,846	$9,835	$9,805
6/15	$9,669	$9,837	$9,813	$9,789
7/15	$9,763	$9,908	$9,887	$9,880
8/15	$9,783	$9,928	$9,917	$9,903
9/15	$9,887	$10,000	$10,010	$9,997
10/15	$9,924	$10,039	$10,051	$10,035
11/15	$9,985	$10,079	$10,090	$10,100
12/15	$10,087	$10,150	$10,171	$10,209
1/16	$10,245	$10,271	$10,324	$10,365
2/16	$10,236	$10,287	$10,334	$10,364
3/16	$10,292	$10,320	$10,364	$10,427
4/16	$10,381	$10,396	$10,448	$10,519
5/16	$10,385	$10,424	$10,450	$10,559
6/16	$10,601	$10,590	$10,626	$10,769
7/16	$10,572	$10,596	$10,633	$10,757
8/16	$10,585	$10,611	$10,644	$10,780
9/16	$10,531	$10,558	$10,613	$10,722
10/16	$10,384	$10,447	$10,485	$10,561
11/16	$9,851	$10,057	$10,015	$10,066
12/16	$10,011	$10,175	$10,159	$10,243
1/17	$10,044	$10,242	$10,234	$10,295
2/17	$10,113	$10,314	$10,306	$10,367
3/17	$10,147	$10,336	$10,339	$10,399
4/17	$10,250	$10,411	$10,438	$10,496
5/17	$10,436	$10,576	$10,625	$10,706
6/17	$10,385	$10,538	$10,583	$10,652
7/17	$10,452	$10,624	$10,681	$10,747
8/17	$10,536	$10,704	$10,757	$10,850
9/17	$10,468	$10,650	$10,695	$10,815
10/17	$10,475	$10,676	$10,719	$10,855
11/17	$10,399	$10,619	$10,623	$10,801
12/17	$10,508	$10,730	$10,751	$10,954
1/18	$10,321	$10,603	$10,586	$10,759
2/18	$10,262	$10,572	$10,541	$10,721
3/18	$10,296	$10,611	$10,578	$10,788
4/18	$10,255	$10,573	$10,554	$10,762
5/18	$10,359	$10,694	$10,666	$10,894
6/18	$10,343	$10,703	$10,673	$10,892
7/18	$10,360	$10,729	$10,714	$10,916
8/18	$10,369	$10,757	$10,747	$10,966
9/18	$10,302	$10,687	$10,680	$10,886
10/18	$10,233	$10,621	$10,618	$10,791
11/18	$10,330	$10,739	$10,756	$10,948
12/18	$10,452	$10,867	$10,903	$11,106
1/19	$10,540	$10,950	$11,021	$11,198
2/19	$10,586	$11,008	$11,082	$11,263
3/19	$10,709	$11,182	$11,246	$11,488
4/19	$10,738	$11,224	$11,276	$11,541
5/19	$10,879	$11,379	$11,445	$11,724
6/19	$10,916	$11,421	$11,488	$11,768
7/19	$10,986	$11,513	$11,587	$11,879
8/19	$11,117	$11,695	$11,765	$12,130
9/19	$11,023	$11,601	$11,651	$12,013
10/19	$11,024	$11,622	$11,668	$12,022
11/19	$11,034	$11,651	$11,697	$12,052
12/19	$11,061	$11,686	$11,742	$12,094
1/20	$11,244	$11,896	$11,970	$12,371
2/20	$11,376	$12,050	$12,111	$12,573
3/20	$10,992	$11,613	$11,696	$12,054
4/20	$10,837	$11,467	$11,577	$11,828
5/20	$11,187	$11,832	$11,956	$12,253
6/20	$11,284	$11,929	$12,032	$12,378
7/20	$11,450	$12,130	$12,247	$12,636
8/20	$11,414	$12,073	$12,181	$12,542
9/20	$11,387	$12,076	$12,185	$12,547
10/20	$11,359	$12,039	$12,147	$12,503
11/20	$11,508	$12,221	$12,328	$12,761
12/20	$11,577	$12,295	$12,403	$12,859
1/21	$11,645	$12,374	$12,474	$12,960
2/21	$11,459	$12,177	$12,263	$12,702
3/21	$11,499	$12,252	$12,333	$12,790
4/21	$11,594	$12,355	$12,429	$12,930
5/21	$11,626	$12,392	$12,450	$12,980
6/21	$11,633	$12,426	$12,473	$13,018
7/21	$11,718	$12,529	$12,591	$13,154
8/21	$11,662	$12,483	$12,558	$13,095
9/21	$11,554	$12,393	$12,454	$12,974
10/21	$11,515	$12,357	$12,405	$12,930
11/21	$11,584	$12,462	$12,494	$13,082
12/21	$11,581	$12,482	$12,522	$13,105
1/22	$11,241	$12,140	$12,160	$12,692
2/22	$11,179	$12,097	$12,122	$12,649
3/22	$10,814	$11,705	$11,742	$12,167
4/22	$10,511	$11,381	$11,430	$11,763
5/22	$10,634	$11,550	$11,614	$11,935
6/22	$10,475	$11,361	$11,488	$11,697
7/22	$10,743	$11,661	$11,825	$12,077
8/22	$10,531	$11,405	$11,609	$11,798
9/22	$10,169	$10,968	$11,196	$11,285
10/22	$10,085	$10,876	$11,137	$11,196
11/22	$10,619	$11,385	$11,602	$11,810
12/22	$10,626	$11,418	$11,699	$11,866
1/23	$10,947	$11,746	$12,014	$12,230
2/23	$10,716	$11,480	$11,775	$11,949
3/23	$10,922	$11,735	$12,021	$12,239
4/23	$10,913	$11,708	$11,994	$12,234
5/23	$10,794	$11,607	$11,862	$12,114
6/23	$10,866	$11,723	$11,951	$12,237
7/23	$10,893	$11,769	$12,005	$12,305
8/23	$10,739	$11,600	$11,841	$12,089
9/23	$10,358	$11,260	$11,515	$11,648
10/23	$10,195	$11,164	$11,446	$11,530
11/23	$10,952	$11,873	$12,095	$12,403
12/23	$11,280	$12,149	$12,375	$12,742
1/24	$11,226	$12,087	$12,314	$12,673
2/24	$11,228	$12,102	$12,320	$12,695
3/24	$11,211	$12,102	$12,308	$12,736
4/24	$11,066	$11,952	$12,143	$12,540
5/24	$10,957	$11,917	$11,999	$12,491
6/24	$11,153	$12,099	$12,180	$12,717
7/24	$11,247	$12,210	$12,278	$12,830
8/24	$11,360	$12,306	$12,390	$12,881
9/24	$11,501	$12,428	$12,502	$13,027
10/24	$11,270	$12,246	$12,295	$12,806
11/24	$11,458	$12,458	$12,481	$13,066
12/24	$11,291	$12,277	$12,335	$12,842
1/25	$11,529	$12,338	$12,436	$12,927

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	1.17%	0.20%	1.43%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	0.18%	0.20%	1.43%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg 10 Year Municipal Bond Index	0.99%	0.77%	2.20%
Bloomberg 15 Year Municipal Bond Index	2.01%	0.88%	2.60%

AssetsNet	$ 735,952,905
Holdings Count | Holding	444
Advisory Fees Paid, Amount	$ 2,280,883
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$735,952,905
# of Portfolio Holdings	444
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$2,280,883

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.6%
Education	3.7%
Hospital	4.0%
Water and Sewer	5.6%
Special Tax Revenue	5.7%
Short-Term Investments	6.0%
Transportation	6.5%
Other Revenue	6.8%
Housing	12.7%
General Obligations	39.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.5%
BBB	3.6%
A	18.8%
AA	39.6%
AAA	37.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081350
Shareholder Report [Line Items]
Fund Name	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Class Name	Class I
Trading Symbol	EILTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 10 Year Municipal Bond Index (the Index):

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector contributed to performance relative to the Index during the period

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns during the period

↑ Out-of-Index exposures to bonds with 1-7 years and 12-15 years remaining to maturity, which generally outperformed 8-12-year maturity bonds within the Index during the period, contributed to Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg 10 Year Municipal Bond Index	Bloomberg 15 Year Municipal Bond Index
1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/15	$981,237	$989,685	$988,563	$985,722
3/15	$989,016	$992,543	$992,589	$990,211
4/15	$979,851	$987,335	$986,627	$982,868
5/15	$973,072	$984,607	$983,486	$980,521
6/15	$970,896	$983,710	$981,286	$978,936
7/15	$981,241	$990,836	$988,683	$987,950
8/15	$984,872	$992,781	$991,680	$990,322
9/15	$995,360	$999,973	$1,001,045	$999,687
10/15	$999,940	$1,003,949	$1,005,143	$1,003,464
11/15	$1,006,857	$1,007,940	$1,009,015	$1,009,969
12/15	$1,018,019	$1,015,022	$1,017,090	$1,020,898
1/16	$1,034,910	$1,027,133	$1,032,397	$1,036,460
2/16	$1,034,879	$1,028,748	$1,033,362	$1,036,395
3/16	$1,041,400	$1,032,007	$1,036,417	$1,042,686
4/16	$1,051,294	$1,039,595	$1,044,754	$1,051,901
5/16	$1,052,623	$1,042,407	$1,044,978	$1,055,876
6/16	$1,075,342	$1,058,990	$1,062,587	$1,076,860
7/16	$1,073,359	$1,059,637	$1,063,338	$1,075,733
8/16	$1,075,578	$1,061,067	$1,064,436	$1,078,037
9/16	$1,071,007	$1,055,771	$1,061,346	$1,072,175
10/16	$1,056,983	$1,044,695	$1,048,468	$1,056,076
11/16	$1,002,711	$1,005,732	$1,001,456	$1,006,622
12/16	$1,019,796	$1,017,540	$1,015,852	$1,024,338
1/17	$1,024,921	$1,024,248	$1,023,370	$1,029,515
2/17	$1,031,927	$1,031,360	$1,030,582	$1,036,675
3/17	$1,037,163	$1,033,599	$1,033,935	$1,039,918
4/17	$1,048,537	$1,041,099	$1,043,821	$1,049,598
5/17	$1,068,482	$1,057,622	$1,062,524	$1,070,602
6/17	$1,063,240	$1,053,829	$1,058,270	$1,065,247
7/17	$1,070,985	$1,062,355	$1,068,119	$1,074,710
8/17	$1,081,394	$1,070,440	$1,075,728	$1,085,011
9/17	$1,074,401	$1,064,997	$1,069,524	$1,081,542
10/17	$1,076,081	$1,067,597	$1,071,851	$1,085,460
11/17	$1,069,094	$1,061,880	$1,062,343	$1,080,142
12/17	$1,082,184	$1,072,979	$1,075,102	$1,095,445
1/18	$1,063,765	$1,060,347	$1,058,632	$1,075,942
2/18	$1,058,565	$1,057,179	$1,054,087	$1,072,054
3/18	$1,062,972	$1,061,081	$1,057,786	$1,078,765
4/18	$1,058,725	$1,057,294	$1,055,413	$1,076,184
5/18	$1,070,309	$1,069,401	$1,066,592	$1,089,416
6/18	$1,069,538	$1,070,314	$1,067,336	$1,089,150
7/18	$1,073,137	$1,072,911	$1,071,377	$1,091,561
8/18	$1,074,959	$1,075,667	$1,074,703	$1,096,642
9/18	$1,067,960	$1,068,703	$1,067,992	$1,088,631
10/18	$1,062,640	$1,062,122	$1,061,843	$1,079,148
11/18	$1,073,577	$1,073,877	$1,075,606	$1,094,773
12/18	$1,086,299	$1,086,735	$1,090,265	$1,110,600
1/19	$1,096,352	$1,094,950	$1,102,117	$1,119,761
2/19	$1,102,924	$1,100,813	$1,108,187	$1,126,290
3/19	$1,116,668	$1,118,214	$1,124,618	$1,148,833
4/19	$1,120,587	$1,122,417	$1,127,596	$1,154,140
5/19	$1,136,198	$1,137,891	$1,144,535	$1,172,428
6/19	$1,141,017	$1,142,092	$1,148,753	$1,176,825
7/19	$1,149,353	$1,151,296	$1,158,701	$1,187,854
8/19	$1,164,035	$1,169,457	$1,176,547	$1,213,005
9/19	$1,155,174	$1,160,082	$1,165,063	$1,201,342
10/19	$1,156,234	$1,162,161	$1,166,774	$1,202,200
11/19	$1,158,202	$1,165,068	$1,169,678	$1,205,159
12/19	$1,161,991	$1,168,625	$1,174,235	$1,209,438
1/20	$1,182,234	$1,189,621	$1,196,973	$1,237,081
2/20	$1,196,166	$1,204,962	$1,211,111	$1,257,326
3/20	$1,156,764	$1,161,254	$1,169,578	$1,205,423
4/20	$1,141,349	$1,146,680	$1,157,687	$1,182,807
5/20	$1,179,207	$1,183,158	$1,195,555	$1,225,266
6/20	$1,191,316	$1,192,896	$1,203,241	$1,237,835
7/20	$1,209,867	$1,212,987	$1,224,710	$1,263,575
8/20	$1,206,169	$1,207,295	$1,218,083	$1,254,228
9/20	$1,205,262	$1,207,551	$1,218,542	$1,254,710
10/20	$1,202,406	$1,203,924	$1,214,725	$1,250,333
11/20	$1,220,094	$1,222,092	$1,232,765	$1,276,065
12/20	$1,228,398	$1,229,537	$1,240,281	$1,285,898
1/21	$1,236,641	$1,237,372	$1,247,398	$1,295,975
2/21	$1,217,850	$1,217,712	$1,226,328	$1,270,220
3/21	$1,223,201	$1,225,222	$1,233,255	$1,279,019
4/21	$1,234,273	$1,235,499	$1,242,939	$1,293,037
5/21	$1,238,771	$1,239,185	$1,245,002	$1,297,986
6/21	$1,240,493	$1,242,587	$1,247,331	$1,301,798
7/21	$1,249,691	$1,252,893	$1,259,131	$1,315,414
8/21	$1,245,725	$1,248,295	$1,255,820	$1,309,474
9/21	$1,235,154	$1,239,286	$1,245,415	$1,297,442
10/21	$1,231,147	$1,235,663	$1,240,533	$1,293,005
11/21	$1,240,464	$1,246,182	$1,249,398	$1,308,228
12/21	$1,241,180	$1,248,192	$1,252,204	$1,310,483
1/22	$1,205,843	$1,214,026	$1,216,013	$1,269,188
2/22	$1,200,107	$1,209,676	$1,212,181	$1,264,945
3/22	$1,160,898	$1,170,462	$1,174,215	$1,216,661
4/22	$1,130,284	$1,138,088	$1,143,036	$1,176,299
5/22	$1,143,547	$1,154,994	$1,161,392	$1,193,506
6/22	$1,128,298	$1,136,077	$1,148,813	$1,169,692
7/22	$1,157,115	$1,166,094	$1,182,481	$1,207,713
8/22	$1,135,262	$1,140,538	$1,160,859	$1,179,788
9/22	$1,098,060	$1,096,763	$1,119,587	$1,128,546
10/22	$1,089,938	$1,087,642	$1,113,669	$1,119,637
11/22	$1,147,615	$1,138,515	$1,160,161	$1,181,027
12/22	$1,150,333	$1,141,774	$1,169,872	$1,186,558
1/23	$1,186,124	$1,174,572	$1,201,444	$1,223,011
2/23	$1,160,922	$1,148,012	$1,177,459	$1,194,933
3/23	$1,185,273	$1,173,484	$1,202,142	$1,223,942
4/23	$1,185,239	$1,170,803	$1,199,427	$1,223,407
5/23	$1,172,342	$1,160,657	$1,186,191	$1,211,423
6/23	$1,182,158	$1,172,284	$1,195,106	$1,223,735
7/23	$1,186,067	$1,176,922	$1,200,500	$1,230,521
8/23	$1,169,323	$1,159,978	$1,184,146	$1,208,892
9/23	$1,129,764	$1,125,981	$1,151,510	$1,164,794
10/23	$1,112,905	$1,116,399	$1,144,555	$1,152,978
11/23	$1,196,488	$1,187,269	$1,209,482	$1,240,283
12/23	$1,233,386	$1,214,864	$1,237,532	$1,274,165
1/24	$1,227,489	$1,208,659	$1,231,357	$1,267,257
2/24	$1,229,680	$1,210,212	$1,231,957	$1,269,499
3/24	$1,228,893	$1,210,173	$1,230,820	$1,273,562
4/24	$1,214,028	$1,195,185	$1,214,266	$1,254,032
5/24	$1,203,099	$1,191,680	$1,199,946	$1,249,130
6/24	$1,225,643	$1,209,946	$1,218,047	$1,271,708
7/24	$1,237,011	$1,220,974	$1,227,833	$1,283,002
8/24	$1,250,413	$1,230,603	$1,238,976	$1,288,064
9/24	$1,265,969	$1,242,766	$1,250,188	$1,302,699
10/24	$1,242,591	$1,224,645	$1,229,501	$1,280,576
11/24	$1,264,326	$1,245,800	$1,248,113	$1,306,578
12/24	$1,247,001	$1,227,663	$1,233,481	$1,284,168
1/25	$1,255,357	$1,233,815	$1,243,594	$1,292,688

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	2.27%	1.21%	2.30%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg 10 Year Municipal Bond Index	0.99%	0.77%	2.20%
Bloomberg 15 Year Municipal Bond Index	2.01%	0.88%	2.60%

AssetsNet	$ 735,952,905
Holdings Count | Holding	444
Advisory Fees Paid, Amount	$ 2,280,883
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$735,952,905
# of Portfolio Holdings	444
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$2,280,883

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.6%
Education	3.7%
Hospital	4.0%
Water and Sewer	5.6%
Special Tax Revenue	5.7%
Short-Term Investments	6.0%
Transportation	6.5%
Other Revenue	6.8%
Housing	12.7%
General Obligations	39.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.5%
BBB	3.6%
A	18.8%
AA	39.6%
AAA	37.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081345
Shareholder Report [Line Items]
Fund Name	Parametric TABS Intermediate-Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	EITAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money Intermediate 1-17 Year Bond Index (the Index):

↑ An out-of-Index allocation to U.S. Treasurys, which outperformed tax-exempt municipal bonds during much of the period, contributed to Index-relative returns

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ An overweight exposure to A-rated bonds helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↓ An overweight exposure to bonds with 15 years or more remaining to maturity, which generally underperformed shorter-maturity bonds during the period, detracted from Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	Bloomberg 7 Year Municipal Bond Index
1/15	$10,000	$10,000	$10,000	$10,000
2/15	$9,547	$9,897	$9,872	$9,904
3/15	$9,567	$9,925	$9,901	$9,917
4/15	$9,501	$9,873	$9,846	$9,894
5/15	$9,459	$9,846	$9,817	$9,840
6/15	$9,441	$9,837	$9,808	$9,841
7/15	$9,509	$9,908	$9,886	$9,898
8/15	$9,529	$9,928	$9,914	$9,915
9/15	$9,613	$10,000	$10,002	$10,003
10/15	$9,650	$10,039	$10,041	$10,058
11/15	$9,704	$10,079	$10,072	$10,078
12/15	$9,782	$10,150	$10,142	$10,130
1/16	$9,923	$10,271	$10,292	$10,275
2/16	$9,922	$10,287	$10,305	$10,295
3/16	$9,975	$10,320	$10,317	$10,282
4/16	$10,051	$10,396	$10,395	$10,351
5/16	$10,064	$10,424	$10,393	$10,337
6/16	$10,230	$10,590	$10,554	$10,456
7/16	$10,211	$10,596	$10,563	$10,482
8/16	$10,231	$10,611	$10,562	$10,478
9/16	$10,180	$10,558	$10,518	$10,463
10/16	$10,071	$10,447	$10,403	$10,383
11/16	$9,641	$10,057	$9,980	$10,001
12/16	$9,766	$10,175	$10,115	$10,079
1/17	$9,795	$10,242	$10,184	$10,175
2/17	$9,859	$10,314	$10,251	$10,258
3/17	$9,882	$10,336	$10,273	$10,276
4/17	$9,971	$10,411	$10,366	$10,372
5/17	$10,133	$10,576	$10,536	$10,521
6/17	$10,083	$10,538	$10,486	$10,474
7/17	$10,156	$10,624	$10,570	$10,565
8/17	$10,236	$10,704	$10,640	$10,638
9/17	$10,170	$10,650	$10,571	$10,555
10/17	$10,177	$10,676	$10,589	$10,563
11/17	$10,103	$10,619	$10,494	$10,446
12/17	$10,200	$10,730	$10,608	$10,532
1/18	$10,051	$10,603	$10,470	$10,442
2/18	$10,002	$10,572	$10,428	$10,394
3/18	$10,026	$10,611	$10,461	$10,405
4/18	$9,984	$10,573	$10,426	$10,366
5/18	$10,100	$10,694	$10,537	$10,480
6/18	$10,091	$10,703	$10,548	$10,506
7/18	$10,115	$10,729	$10,577	$10,548
8/18	$10,114	$10,757	$10,596	$10,555
9/18	$10,064	$10,687	$10,524	$10,494
10/18	$10,005	$10,621	$10,466	$10,463
11/18	$10,106	$10,739	$10,598	$10,578
12/18	$10,207	$10,867	$10,738	$10,706
1/19	$10,290	$10,950	$10,844	$10,828
2/19	$10,334	$11,008	$10,902	$10,888
3/19	$10,452	$11,182	$11,050	$10,994
4/19	$10,486	$11,224	$11,074	$11,008
5/19	$10,613	$11,379	$11,224	$11,160
6/19	$10,646	$11,421	$11,266	$11,210
7/19	$10,731	$11,513	$11,371	$11,310
8/19	$10,857	$11,695	$11,529	$11,428
9/19	$10,787	$11,601	$11,413	$11,320
10/19	$10,794	$11,622	$11,437	$11,358
11/19	$10,809	$11,651	$11,462	$11,385
12/19	$10,830	$11,686	$11,500	$11,428
1/20	$11,026	$11,896	$11,713	$11,617
2/20	$11,178	$12,050	$11,839	$11,716
3/20	$10,830	$11,613	$11,532	$11,314
4/20	$10,768	$11,467	$11,450	$11,267
5/20	$11,137	$11,832	$11,862	$11,621
6/20	$11,212	$11,929	$11,880	$11,689
7/20	$11,372	$12,130	$12,061	$11,869
8/20	$11,327	$12,073	$11,986	$11,847
9/20	$11,314	$12,076	$11,994	$11,861
10/20	$11,274	$12,039	$11,948	$11,831
11/20	$11,434	$12,221	$12,115	$11,954
12/20	$11,483	$12,295	$12,156	$12,012
1/21	$11,520	$12,374	$12,197	$12,064
2/21	$11,346	$12,177	$11,976	$11,887
3/21	$11,347	$12,252	$12,039	$11,947
4/21	$11,428	$12,355	$12,131	$12,020
5/21	$11,456	$12,392	$12,148	$12,026
6/21	$11,484	$12,426	$12,161	$12,033
7/21	$11,573	$12,529	$12,271	$12,132
8/21	$11,538	$12,483	$12,231	$12,114
9/21	$11,424	$12,393	$12,128	$12,030
10/21	$11,398	$12,357	$12,088	$11,981
11/21	$11,470	$12,462	$12,181	$12,028
12/21	$11,469	$12,482	$12,203	$12,055
1/22	$11,166	$12,140	$11,838	$11,727
2/22	$11,106	$12,097	$11,806	$11,688
3/22	$10,785	$11,705	$11,418	$11,368
4/22	$10,518	$11,381	$11,112	$11,124
5/22	$10,683	$11,550	$11,312	$11,298
6/22	$10,492	$11,361	$11,176	$11,234
7/22	$10,760	$11,661	$11,491	$11,504
8/22	$10,553	$11,405	$11,243	$11,303
9/22	$10,229	$10,968	$10,835	$10,934
10/22	$10,133	$10,876	$10,795	$10,889
11/22	$10,693	$11,385	$11,261	$11,261
12/22	$10,682	$11,418	$11,322	$11,336
1/23	$11,026	$11,746	$11,637	$11,609
2/23	$10,798	$11,480	$11,357	$11,369
3/23	$11,036	$11,735	$11,630	$11,596
4/23	$11,064	$11,708	$11,582	$11,557
5/23	$10,990	$11,607	$11,436	$11,425
6/23	$11,046	$11,723	$11,534	$11,506
7/23	$11,046	$11,769	$11,573	$11,554
8/23	$10,889	$11,600	$11,401	$11,432
9/23	$10,491	$11,260	$11,059	$11,178
10/23	$10,325	$11,164	$11,000	$11,131
11/23	$11,109	$11,873	$11,681	$11,668
12/23	$11,446	$12,149	$11,966	$11,901
1/24	$11,371	$12,087	$11,888	$11,853
2/24	$11,362	$12,102	$11,890	$11,858
3/24	$11,353	$12,102	$11,870	$11,844
4/24	$11,193	$11,952	$11,699	$11,710
5/24	$11,174	$11,917	$11,591	$11,599
6/24	$11,356	$12,099	$11,774	$11,743
7/24	$11,481	$12,210	$11,886	$11,867
8/24	$11,577	$12,306	$11,998	$12,021
9/24	$11,732	$12,428	$12,111	$12,120
10/24	$11,492	$12,246	$11,901	$11,951
11/24	$11,685	$12,458	$12,088	$12,080
12/24	$11,502	$12,277	$11,928	$11,962
1/25	$11,555	$12,338	$12,005	$12,055

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	1.58%	0.93%	1.79%
Class A with 3.25% Maximum Sales Charge	(1.75)%	0.27%	1.46%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	0.98%	0.49%	1.84%
Bloomberg 7 Year Municipal Bond Index	1.70%	0.74%	1.88%

AssetsNet	$ 463,028,964
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 2,183,277
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$463,028,964
# of Portfolio Holdings	149
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,183,277

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	12.5%
Bond Bank	3.4%
Education	3.5%
Other Revenue	4.3%
Short-Term Investments	5.8%
Housing	8.3%
Water and Sewer	10.0%
Special Tax Revenue	10.3%
U.S. Treasury Obligations	13.7%
General Obligations	28.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
Treasury	14.3%
BBB	3.7%
A	13.3%
AA	38.7%
AAA	29.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081346
Shareholder Report [Line Items]
Fund Name	Parametric TABS Intermediate-Term Municipal Bond Fund
Class Name	Class C
Trading Symbol	EITCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$161	1.60%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money Intermediate 1-17 Year Bond Index (the Index):

↓ An overweight exposure to bonds with 15 years or more remaining to maturity, which generally underperformed shorter-maturity bonds during the period, detracted from Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

↑ An out-of-Index allocation to U.S. Treasurys, which outperformed tax-exempt municipal bonds during much of the period, contributed to Index-relative returns

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ An overweight exposure to A-rated bonds helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	Bloomberg 7 Year Municipal Bond Index
1/15	$10,000	$10,000	$10,000	$10,000
2/15	$9,862	$9,897	$9,872	$9,904
3/15	$9,876	$9,925	$9,901	$9,917
4/15	$9,810	$9,873	$9,846	$9,894
5/15	$9,760	$9,846	$9,817	$9,840
6/15	$9,736	$9,837	$9,808	$9,841
7/15	$9,800	$9,908	$9,886	$9,898
8/15	$9,814	$9,928	$9,914	$9,915
9/15	$9,895	$10,000	$10,002	$10,003
10/15	$9,927	$10,039	$10,041	$10,058
11/15	$9,968	$10,079	$10,072	$10,078
12/15	$10,050	$10,150	$10,142	$10,130
1/16	$10,188	$10,271	$10,292	$10,275
2/16	$10,181	$10,287	$10,305	$10,295
3/16	$10,228	$10,320	$10,317	$10,282
4/16	$10,293	$10,396	$10,395	$10,351
5/16	$10,299	$10,424	$10,393	$10,337
6/16	$10,471	$10,590	$10,554	$10,456
7/16	$10,445	$10,596	$10,563	$10,482
8/16	$10,451	$10,611	$10,562	$10,478
9/16	$10,400	$10,558	$10,518	$10,463
10/16	$10,274	$10,447	$10,403	$10,383
11/16	$9,837	$10,057	$9,980	$10,001
12/16	$9,958	$10,175	$10,115	$10,079
1/17	$9,973	$10,242	$10,184	$10,175
2/17	$10,034	$10,314	$10,251	$10,258
3/17	$10,050	$10,336	$10,273	$10,276
4/17	$10,134	$10,411	$10,366	$10,372
5/17	$10,293	$10,576	$10,536	$10,521
6/17	$10,244	$10,538	$10,486	$10,474
7/17	$10,303	$10,624	$10,570	$10,565
8/17	$10,387	$10,704	$10,640	$10,638
9/17	$10,313	$10,650	$10,571	$10,555
10/17	$10,305	$10,676	$10,589	$10,563
11/17	$10,232	$10,619	$10,494	$10,446
12/17	$10,324	$10,730	$10,608	$10,532
1/18	$10,167	$10,603	$10,470	$10,442
2/18	$10,111	$10,572	$10,428	$10,394
3/18	$10,128	$10,611	$10,461	$10,405
4/18	$10,072	$10,573	$10,426	$10,366
5/18	$10,182	$10,694	$10,537	$10,480
6/18	$10,176	$10,703	$10,548	$10,506
7/18	$10,193	$10,729	$10,577	$10,548
8/18	$10,186	$10,757	$10,596	$10,555
9/18	$10,120	$10,687	$10,524	$10,494
10/18	$10,063	$10,621	$10,466	$10,463
11/18	$10,150	$10,739	$10,598	$10,578
12/18	$10,253	$10,867	$10,738	$10,706
1/19	$10,331	$10,950	$10,844	$10,828
2/19	$10,368	$11,008	$10,902	$10,888
3/19	$10,480	$11,182	$11,050	$10,994
4/19	$10,508	$11,224	$11,074	$11,008
5/19	$10,628	$11,379	$11,224	$11,160
6/19	$10,655	$11,421	$11,266	$11,210
7/19	$10,733	$11,513	$11,371	$11,310
8/19	$10,852	$11,695	$11,529	$11,428
9/19	$10,767	$11,601	$11,413	$11,320
10/19	$10,768	$11,622	$11,437	$11,358
11/19	$10,776	$11,651	$11,462	$11,385
12/19	$10,799	$11,686	$11,500	$11,428
1/20	$10,987	$11,896	$11,713	$11,617
2/20	$11,123	$12,050	$11,839	$11,716
3/20	$10,778	$11,613	$11,532	$11,314
4/20	$10,710	$11,467	$11,450	$11,267
5/20	$11,062	$11,832	$11,862	$11,621
6/20	$11,128	$11,929	$11,880	$11,689
7/20	$11,289	$12,130	$12,061	$11,869
8/20	$11,237	$12,073	$11,986	$11,847
9/20	$11,208	$12,076	$11,994	$11,861
10/20	$11,162	$12,039	$11,948	$11,831
11/20	$11,314	$12,221	$12,115	$11,954
12/20	$11,355	$12,295	$12,156	$12,012
1/21	$11,393	$12,374	$12,197	$12,064
2/21	$11,206	$12,177	$11,976	$11,887
3/21	$11,200	$12,252	$12,039	$11,947
4/21	$11,281	$12,355	$12,131	$12,020
5/21	$11,302	$12,392	$12,148	$12,026
6/21	$11,322	$12,426	$12,161	$12,033
7/21	$11,403	$12,529	$12,271	$12,132
8/21	$11,353	$12,483	$12,231	$12,114
9/21	$11,242	$12,393	$12,128	$12,030
10/21	$11,200	$12,357	$12,088	$11,981
11/21	$11,273	$12,462	$12,181	$12,028
12/21	$11,256	$12,482	$12,203	$12,055
1/22	$10,951	$12,140	$11,838	$11,727
2/22	$10,886	$12,097	$11,806	$11,688
3/22	$10,565	$11,705	$11,418	$11,368
4/22	$10,296	$11,381	$11,112	$11,124
5/22	$10,451	$11,550	$11,312	$11,298
6/22	$10,266	$11,361	$11,176	$11,234
7/22	$10,514	$11,661	$11,491	$11,504
8/22	$10,304	$11,405	$11,243	$11,303
9/22	$9,990	$10,968	$10,835	$10,934
10/22	$9,891	$10,876	$10,795	$10,889
11/22	$10,421	$11,385	$11,261	$11,261
12/22	$10,404	$11,418	$11,322	$11,336
1/23	$10,733	$11,746	$11,637	$11,609
2/23	$10,514	$11,480	$11,357	$11,369
3/23	$10,730	$11,735	$11,630	$11,596
4/23	$10,759	$11,708	$11,582	$11,557
5/23	$10,672	$11,607	$11,436	$11,425
6/23	$10,719	$11,723	$11,534	$11,506
7/23	$10,721	$11,769	$11,573	$11,554
8/23	$10,553	$11,600	$11,401	$11,432
9/23	$10,170	$11,260	$11,059	$11,178
10/23	$10,002	$11,164	$11,000	$11,131
11/23	$10,746	$11,873	$11,681	$11,668
12/23	$11,075	$12,149	$11,966	$11,901
1/24	$10,995	$12,087	$11,888	$11,853
2/24	$10,971	$12,102	$11,890	$11,858
3/24	$10,955	$12,102	$11,870	$11,844
4/24	$10,802	$11,952	$11,699	$11,710
5/24	$10,769	$11,917	$11,591	$11,599
6/24	$10,937	$12,099	$11,774	$11,743
7/24	$11,051	$12,210	$11,886	$11,867
8/24	$11,145	$12,306	$11,998	$12,021
9/24	$11,278	$12,428	$12,111	$12,120
10/24	$11,041	$12,246	$11,901	$11,951
11/24	$11,220	$12,458	$12,088	$12,080
12/24	$11,037	$12,277	$11,928	$11,962
1/25	$11,245	$12,338	$12,005	$12,055

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	0.82%	0.18%	1.18%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(0.16)%	0.18%	1.18%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	0.98%	0.49%	1.84%
Bloomberg 7 Year Municipal Bond Index	1.70%	0.74%	1.88%

AssetsNet	$ 463,028,964
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 2,183,277
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$463,028,964
# of Portfolio Holdings	149
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,183,277

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	12.5%
Bond Bank	3.4%
Education	3.5%
Other Revenue	4.3%
Short-Term Investments	5.8%
Housing	8.3%
Water and Sewer	10.0%
Special Tax Revenue	10.3%
U.S. Treasury Obligations	13.7%
General Obligations	28.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
Treasury	14.3%
BBB	3.7%
A	13.3%
AA	38.7%
AAA	29.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081347
Shareholder Report [Line Items]
Fund Name	Parametric TABS Intermediate-Term Municipal Bond Fund
Class Name	Class I
Trading Symbol	ETIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money Intermediate 1-17 Year Bond Index (the Index):

↑ An out-of-Index allocation to U.S. Treasurys, which outperformed tax-exempt municipal bonds during much of the period, contributed to Index-relative returns

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ An overweight exposure to A-rated bonds helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↓ An overweight exposure to bonds with 15 years or more remaining to maturity, which generally underperformed shorter-maturity bonds during the period, detracted from Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	Bloomberg 7 Year Municipal Bond Index
1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/15	$987,005	$989,685	$987,184	$990,381
3/15	$989,252	$992,543	$990,112	$991,700
4/15	$982,597	$987,335	$984,559	$989,426
5/15	$979,280	$984,607	$981,709	$983,968
6/15	$976,811	$983,710	$980,801	$984,052
7/15	$984,094	$990,836	$988,598	$989,804
8/15	$986,349	$992,781	$991,416	$991,469
9/15	$995,252	$999,973	$1,000,211	$1,000,273
10/15	$999,309	$1,003,949	$1,004,143	$1,005,844
11/15	$1,005,122	$1,007,940	$1,007,181	$1,007,816
12/15	$1,013,389	$1,015,022	$1,014,196	$1,012,995
1/16	$1,028,216	$1,027,133	$1,029,239	$1,027,458
2/16	$1,028,263	$1,028,748	$1,030,472	$1,029,540
3/16	$1,033,951	$1,032,007	$1,031,747	$1,028,166
4/16	$1,042,135	$1,039,595	$1,039,506	$1,035,054
5/16	$1,043,635	$1,042,407	$1,039,298	$1,033,698
6/16	$1,061,900	$1,058,990	$1,055,396	$1,045,615
7/16	$1,060,143	$1,059,637	$1,056,286	$1,048,188
8/16	$1,061,622	$1,061,067	$1,056,190	$1,047,826
9/16	$1,056,506	$1,055,771	$1,051,764	$1,046,323
10/16	$1,045,507	$1,044,695	$1,040,271	$1,038,340
11/16	$1,001,901	$1,005,732	$998,021	$1,000,109
12/16	$1,014,241	$1,017,540	$1,011,466	$1,007,942
1/17	$1,017,495	$1,024,248	$1,018,398	$1,017,542
2/17	$1,024,383	$1,031,360	$1,025,143	$1,025,823
3/17	$1,026,941	$1,033,599	$1,027,348	$1,027,582
4/17	$1,036,364	$1,041,099	$1,036,576	$1,037,167
5/17	$1,053,402	$1,057,622	$1,053,622	$1,052,123
6/17	$1,048,472	$1,053,829	$1,048,618	$1,047,415
7/17	$1,056,263	$1,062,355	$1,057,015	$1,056,520
8/17	$1,064,851	$1,070,440	$1,063,979	$1,063,839
9/17	$1,058,159	$1,064,997	$1,057,115	$1,055,533
10/17	$1,059,148	$1,067,597	$1,058,919	$1,056,258
11/17	$1,051,603	$1,061,880	$1,049,435	$1,044,606
12/17	$1,061,974	$1,072,979	$1,060,822	$1,053,210
1/18	$1,046,707	$1,060,347	$1,046,951	$1,044,154
2/18	$1,042,634	$1,057,179	$1,042,840	$1,039,365
3/18	$1,044,468	$1,061,081	$1,046,109	$1,040,534
4/18	$1,040,377	$1,057,294	$1,042,556	$1,036,589
5/18	$1,052,632	$1,069,401	$1,053,720	$1,048,009
6/18	$1,051,966	$1,070,314	$1,054,758	$1,050,591
7/18	$1,054,693	$1,072,911	$1,057,734	$1,054,828
8/18	$1,054,778	$1,075,667	$1,059,620	$1,055,453
9/18	$1,049,759	$1,068,703	$1,052,395	$1,049,423
10/18	$1,044,691	$1,062,122	$1,046,553	$1,046,316
11/18	$1,054,584	$1,073,877	$1,059,760	$1,057,803
12/18	$1,065,308	$1,086,735	$1,073,756	$1,070,642
1/19	$1,074,251	$1,094,950	$1,084,384	$1,082,764
2/19	$1,079,887	$1,100,813	$1,090,223	$1,088,826
3/19	$1,092,408	$1,118,214	$1,105,042	$1,099,432
4/19	$1,095,328	$1,122,417	$1,107,408	$1,100,802
5/19	$1,108,778	$1,137,891	$1,122,424	$1,116,036
6/19	$1,113,394	$1,142,092	$1,126,638	$1,120,982
7/19	$1,121,554	$1,151,296	$1,137,056	$1,130,959
8/19	$1,134,976	$1,169,457	$1,152,859	$1,142,819
9/19	$1,127,949	$1,160,082	$1,141,345	$1,132,013
10/19	$1,128,906	$1,162,161	$1,143,686	$1,135,774
11/19	$1,130,705	$1,165,068	$1,146,150	$1,138,543
12/19	$1,133,155	$1,168,625	$1,150,037	$1,142,819
1/20	$1,153,840	$1,189,621	$1,171,275	$1,161,721
2/20	$1,169,991	$1,204,962	$1,183,857	$1,171,599
3/20	$1,134,731	$1,161,254	$1,153,186	$1,131,435
4/20	$1,127,579	$1,146,680	$1,145,017	$1,126,736
5/20	$1,166,447	$1,183,158	$1,186,232	$1,162,076
6/20	$1,174,452	$1,192,896	$1,187,958	$1,168,884
7/20	$1,191,517	$1,212,987	$1,206,146	$1,186,930
8/20	$1,187,890	$1,207,295	$1,198,551	$1,184,700
9/20	$1,185,887	$1,207,551	$1,199,425	$1,186,089
10/20	$1,181,947	$1,203,924	$1,194,793	$1,183,138
11/20	$1,199,037	$1,222,092	$1,211,473	$1,195,360
12/20	$1,204,430	$1,229,537	$1,215,626	$1,201,193
1/21	$1,209,487	$1,237,372	$1,219,664	$1,206,376
2/21	$1,190,511	$1,217,712	$1,197,589	$1,188,731
3/21	$1,190,871	$1,225,222	$1,203,939	$1,194,727
4/21	$1,199,612	$1,235,499	$1,213,144	$1,202,011
5/21	$1,203,735	$1,239,185	$1,214,809	$1,202,577
6/21	$1,206,889	$1,242,587	$1,216,096	$1,203,327
7/21	$1,216,509	$1,252,893	$1,227,147	$1,213,180
8/21	$1,212,190	$1,248,295	$1,223,138	$1,211,399
9/21	$1,201,385	$1,239,286	$1,212,764	$1,202,964
10/21	$1,197,955	$1,235,663	$1,208,792	$1,198,073
11/21	$1,205,793	$1,246,182	$1,218,054	$1,202,813
12/21	$1,205,888	$1,248,192	$1,220,262	$1,205,507
1/22	$1,174,347	$1,214,026	$1,183,845	$1,172,701
2/22	$1,168,274	$1,209,676	$1,180,577	$1,168,822
3/22	$1,134,763	$1,170,462	$1,141,815	$1,136,773
4/22	$1,106,925	$1,138,088	$1,111,210	$1,112,436
5/22	$1,124,457	$1,154,994	$1,131,203	$1,129,828
6/22	$1,104,610	$1,136,077	$1,117,622	$1,123,360
7/22	$1,133,109	$1,166,094	$1,149,122	$1,150,392
8/22	$1,111,506	$1,140,538	$1,124,336	$1,130,253
9/22	$1,078,607	$1,096,763	$1,083,513	$1,093,424
10/22	$1,068,785	$1,087,642	$1,079,487	$1,088,917
11/22	$1,126,936	$1,138,515	$1,126,104	$1,126,131
12/22	$1,126,033	$1,141,774	$1,132,164	$1,133,564
1/23	$1,162,543	$1,174,572	$1,163,726	$1,160,871
2/23	$1,138,753	$1,148,012	$1,135,725	$1,136,909
3/23	$1,164,085	$1,173,484	$1,163,039	$1,159,602
4/23	$1,167,249	$1,170,803	$1,158,172	$1,155,652
5/23	$1,159,754	$1,160,657	$1,143,621	$1,142,504
6/23	$1,165,812	$1,172,284	$1,153,364	$1,150,612
7/23	$1,167,030	$1,176,922	$1,157,313	$1,155,357
8/23	$1,149,798	$1,159,978	$1,140,134	$1,143,249
9/23	$1,109,013	$1,125,981	$1,105,887	$1,117,795
10/23	$1,090,689	$1,116,399	$1,099,980	$1,113,065
11/23	$1,173,744	$1,187,269	$1,168,077	$1,166,809
12/23	$1,209,566	$1,214,864	$1,196,554	$1,190,124
1/24	$1,201,936	$1,208,659	$1,188,838	$1,185,312
2/24	$1,201,208	$1,210,212	$1,189,015	$1,185,779
3/24	$1,200,472	$1,210,173	$1,187,040	$1,184,445
4/24	$1,183,783	$1,195,185	$1,169,894	$1,170,983
5/24	$1,182,123	$1,191,680	$1,159,132	$1,159,869
6/24	$1,201,580	$1,209,946	$1,177,422	$1,174,334
7/24	$1,215,044	$1,220,974	$1,188,568	$1,186,677
8/24	$1,226,472	$1,230,603	$1,199,788	$1,202,077
9/24	$1,242,080	$1,242,766	$1,211,122	$1,211,952
10/24	$1,217,004	$1,224,645	$1,190,117	$1,195,051
11/24	$1,237,700	$1,245,800	$1,208,754	$1,208,016
12/24	$1,218,597	$1,227,663	$1,192,757	$1,196,232
1/25	$1,224,172	$1,233,815	$1,200,453	$1,205,483

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	1.84%	1.19%	2.04%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	0.98%	0.49%	1.84%
Bloomberg 7 Year Municipal Bond Index	1.70%	0.74%	1.88%

AssetsNet	$ 463,028,964
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 2,183,277
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$463,028,964
# of Portfolio Holdings	149
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,183,277

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	12.5%
Bond Bank	3.4%
Education	3.5%
Other Revenue	4.3%
Short-Term Investments	5.8%
Housing	8.3%
Water and Sewer	10.0%
Special Tax Revenue	10.3%
U.S. Treasury Obligations	13.7%
General Obligations	28.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
Treasury	14.3%
BBB	3.7%
A	13.3%
AA	38.7%
AAA	29.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000074079
Shareholder Report [Line Items]
Fund Name	Parametric TABS Short-Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	EABSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money 1-7 Year Bond Index (the Index):

↑ An out-of-Index allocation to U.S. Treasurys, which outperformed tax-exempt municipal bonds during much of the period, contributed to Index-relative returns

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ An overweight exposure to A-rated bonds helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↓ An out-of-Index allocation to bonds with 7-15 years remaining to maturity, which generally underperformed shorter maturity bonds within the Index during the period, detracted from Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money 1–7 Year Bond Index	Bloomberg 5 Year Municipal Bond Index
1/15	$10,000	$10,000	$10,000	$10,000
2/15	$9,614	$9,897	$9,938	$9,933
3/15	$9,605	$9,925	$9,937	$9,926
4/15	$9,587	$9,873	$9,924	$9,915
5/15	$9,558	$9,846	$9,896	$9,882
6/15	$9,568	$9,837	$9,918	$9,909
7/15	$9,615	$9,908	$9,966	$9,961
8/15	$9,615	$9,928	$9,977	$9,964
9/15	$9,671	$10,000	$10,033	$10,024
10/15	$9,699	$10,039	$10,075	$10,081
11/15	$9,692	$10,079	$10,062	$10,070
12/15	$9,707	$10,150	$10,075	$10,090
1/16	$9,809	$10,271	$10,182	$10,206
2/16	$9,828	$10,287	$10,215	$10,245
3/16	$9,810	$10,320	$10,176	$10,206
4/16	$9,838	$10,396	$10,221	$10,256
5/16	$9,812	$10,424	$10,200	$10,235
6/16	$9,897	$10,590	$10,279	$10,324
7/16	$9,915	$10,596	$10,311	$10,363
8/16	$9,906	$10,611	$10,304	$10,363
9/16	$9,869	$10,558	$10,267	$10,322
10/16	$9,823	$10,447	$10,226	$10,276
11/16	$9,592	$10,057	$9,978	$10,001
12/16	$9,636	$10,175	$10,029	$10,051
1/17	$9,693	$10,242	$10,122	$10,156
2/17	$9,752	$10,314	$10,189	$10,239
3/17	$9,744	$10,336	$10,191	$10,242
4/17	$9,802	$10,411	$10,254	$10,312
5/17	$9,879	$10,576	$10,346	$10,414
6/17	$9,844	$10,538	$10,304	$10,369
7/17	$9,883	$10,624	$10,368	$10,446
8/17	$9,932	$10,704	$10,419	$10,513
9/17	$9,868	$10,650	$10,345	$10,440
10/17	$9,860	$10,676	$10,341	$10,437
11/17	$9,787	$10,619	$10,225	$10,319
12/17	$9,835	$10,730	$10,272	$10,366
1/18	$9,762	$10,603	$10,247	$10,342
2/18	$9,736	$10,572	$10,224	$10,312
3/18	$9,738	$10,611	$10,218	$10,308
4/18	$9,702	$10,573	$10,179	$10,268
5/18	$9,771	$10,694	$10,266	$10,370
6/18	$9,783	$10,703	$10,298	$10,397
7/18	$9,804	$10,729	$10,331	$10,438
8/18	$9,797	$10,757	$10,325	$10,435
9/18	$9,752	$10,687	$10,272	$10,377
10/18	$9,726	$10,621	$10,254	$10,357
11/18	$9,798	$10,739	$10,337	$10,439
12/18	$9,877	$10,867	$10,433	$10,541
1/19	$9,957	$10,950	$10,521	$10,637
2/19	$9,980	$11,008	$10,563	$10,689
3/19	$10,041	$11,182	$10,624	$10,763
4/19	$10,054	$11,224	$10,621	$10,766
5/19	$10,135	$11,379	$10,724	$10,882
6/19	$10,157	$11,421	$10,773	$10,942
7/19	$10,219	$11,513	$10,855	$11,033
8/19	$10,290	$11,695	$10,905	$11,096
9/19	$10,225	$11,601	$10,821	$11,002
10/19	$10,237	$11,622	$10,871	$11,058
11/19	$10,240	$11,651	$10,892	$11,081
12/19	$10,271	$11,686	$10,920	$11,115
1/20	$10,410	$11,896	$11,037	$11,250
2/20	$10,490	$12,050	$11,086	$11,317
3/20	$10,440	$11,613	$10,908	$10,999
4/20	$10,440	$11,467	$10,912	$10,987
5/20	$10,703	$11,832	$11,212	$11,299
6/20	$10,709	$11,929	$11,206	$11,358
7/20	$10,803	$12,130	$11,302	$11,490
8/20	$10,774	$12,073	$11,284	$11,485
9/20	$10,779	$12,076	$11,301	$11,503
10/20	$10,763	$12,039	$11,272	$11,480
11/20	$10,817	$12,221	$11,330	$11,551
12/20	$10,855	$12,295	$11,349	$11,592
1/21	$10,880	$12,374	$11,366	$11,631
2/21	$10,775	$12,177	$11,250	$11,505
3/21	$10,770	$12,252	$11,286	$11,557
4/21	$10,815	$12,355	$11,329	$11,609
5/21	$10,820	$12,392	$11,325	$11,610
6/21	$10,836	$12,426	$11,321	$11,612
7/21	$10,901	$12,529	$11,387	$11,688
8/21	$10,874	$12,483	$11,377	$11,681
9/21	$10,807	$12,393	$11,324	$11,628
10/21	$10,782	$12,357	$11,294	$11,593
11/21	$10,827	$12,462	$11,315	$11,617
12/21	$10,818	$12,482	$11,328	$11,632
1/22	$10,620	$12,140	$11,073	$11,350
2/22	$10,566	$12,097	$11,038	$11,305
3/22	$10,308	$11,705	$10,798	$11,039
4/22	$10,140	$11,381	$10,634	$10,857
5/22	$10,260	$11,550	$10,798	$11,026
6/22	$10,177	$11,361	$10,774	$10,992
7/22	$10,372	$11,661	$10,963	$11,192
8/22	$10,192	$11,405	$10,777	$11,002
9/22	$9,962	$10,968	$10,500	$10,694
10/22	$9,928	$10,876	$10,487	$10,670
11/22	$10,246	$11,385	$10,765	$10,970
12/22	$10,277	$11,418	$10,804	$11,020
1/23	$10,493	$11,746	$11,011	$11,243
2/23	$10,340	$11,480	$10,791	$11,024
3/23	$10,507	$11,735	$10,998	$11,233
4/23	$10,509	$11,708	$10,931	$11,182
5/23	$10,438	$11,607	$10,823	$11,074
6/23	$10,461	$11,723	$10,897	$11,152
7/23	$10,463	$11,769	$10,924	$11,186
8/23	$10,414	$11,600	$10,852	$11,110
9/23	$10,176	$11,260	$10,672	$10,925
10/23	$10,117	$11,164	$10,665	$10,909
11/23	$10,552	$11,873	$11,062	$11,322
12/23	$10,767	$12,149	$11,223	$11,495
1/24	$10,717	$12,087	$11,177	$11,458
2/24	$10,711	$12,102	$11,178	$11,466
3/24	$10,704	$12,102	$11,145	$11,452
4/24	$10,602	$11,952	$11,052	$11,358
5/24	$10,586	$11,917	$10,982	$11,285
6/24	$10,708	$12,099	$11,097	$11,404
7/24	$10,833	$12,210	$11,206	$11,520
8/24	$10,946	$12,306	$11,350	$11,669
9/24	$11,055	$12,428	$11,420	$11,751
10/24	$10,899	$12,246	$11,296	$11,629
11/24	$11,002	$12,458	$11,384	$11,716
12/24	$10,909	$12,277	$11,302	$11,629
1/25	$10,972	$12,338	$11,368	$11,703

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	2.38%	1.05%	1.26%
Class A with 3.25% Maximum Sales Charge	(0.96)%	0.39%	0.93%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg Municipal Managed Money 1–7 Year Bond Index	1.71%	0.59%	1.29%
Bloomberg 5 Year Municipal Bond Index	2.14%	0.79%	1.58%

AssetsNet	$ 150,904,837
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 556,277
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$150,904,837
# of Portfolio Holdings	94
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$556,277

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.1%
Special Tax Revenue	4.5%
Other Revenue	4.8%
Short-Term Investments	5.0%
Hospital	11.1%
U.S. Treasury Obligations	15.3%
Housing	16.7%
General Obligations	32.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
Treasury	15.8%
BBB	3.4%
A	13.2%
AA	26.6%
AAA	40.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000074080
Shareholder Report [Line Items]
Fund Name	Parametric TABS Short-Term Municipal Bond Fund
Class Name	Class C
Trading Symbol	ECBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.49%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money 1-7 Year Bond Index (the Index):

↑ An out-of-Index allocation to U.S. Treasurys, which outperformed tax-exempt municipal bonds during much of the period, contributed to Index-relative returns

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ An overweight exposure to A-rated bonds helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↓ An out-of-Index allocation to bonds with 7-15 years remaining to maturity, which generally underperformed shorter maturity bonds within the Index during the period, detracted from Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money 1–7 Year Bond Index	Bloomberg 5 Year Municipal Bond Index
1/15	$10,000	$10,000	$10,000	$10,000
2/15	$9,931	$9,897	$9,938	$9,933
3/15	$9,915	$9,925	$9,937	$9,926
4/15	$9,891	$9,873	$9,924	$9,915
5/15	$9,854	$9,846	$9,896	$9,882
6/15	$9,859	$9,837	$9,918	$9,909
7/15	$9,891	$9,908	$9,966	$9,961
8/15	$9,895	$9,928	$9,977	$9,964
9/15	$9,937	$10,000	$10,033	$10,024
10/15	$9,969	$10,039	$10,075	$10,081
11/15	$9,946	$10,079	$10,062	$10,070
12/15	$9,955	$10,150	$10,075	$10,090
1/16	$10,053	$10,271	$10,182	$10,206
2/16	$10,076	$10,287	$10,215	$10,245
3/16	$10,051	$10,320	$10,176	$10,206
4/16	$10,074	$10,396	$10,221	$10,256
5/16	$10,041	$10,424	$10,200	$10,235
6/16	$10,112	$10,590	$10,279	$10,324
7/16	$10,124	$10,596	$10,311	$10,363
8/16	$10,108	$10,611	$10,304	$10,363
9/16	$10,075	$10,558	$10,267	$10,322
10/16	$10,021	$10,447	$10,226	$10,276
11/16	$9,778	$10,057	$9,978	$10,001
12/16	$9,818	$10,175	$10,029	$10,051
1/17	$9,860	$10,242	$10,122	$10,156
2/17	$9,915	$10,314	$10,189	$10,239
3/17	$9,910	$10,336	$10,191	$10,242
4/17	$9,953	$10,411	$10,254	$10,312
5/17	$10,034	$10,576	$10,346	$10,414
6/17	$9,982	$10,538	$10,304	$10,369
7/17	$10,026	$10,624	$10,368	$10,446
8/17	$10,059	$10,704	$10,419	$10,513
9/17	$9,998	$10,650	$10,345	$10,440
10/17	$9,984	$10,676	$10,341	$10,437
11/17	$9,903	$10,619	$10,225	$10,319
12/17	$9,936	$10,730	$10,272	$10,366
1/18	$9,855	$10,603	$10,247	$10,342
2/18	$9,824	$10,572	$10,224	$10,312
3/18	$9,829	$10,611	$10,218	$10,308
4/18	$9,787	$10,573	$10,179	$10,268
5/18	$9,840	$10,694	$10,266	$10,370
6/18	$9,846	$10,703	$10,298	$10,397
7/18	$9,861	$10,729	$10,331	$10,438
8/18	$9,857	$10,757	$10,325	$10,435
9/18	$9,806	$10,687	$10,272	$10,377
10/18	$9,774	$10,621	$10,254	$10,357
11/18	$9,840	$10,739	$10,337	$10,439
12/18	$9,914	$10,867	$10,433	$10,541
1/19	$9,978	$10,950	$10,521	$10,637
2/19	$10,005	$11,008	$10,563	$10,689
3/19	$10,059	$11,182	$10,624	$10,763
4/19	$10,057	$11,224	$10,621	$10,766
5/19	$10,131	$11,379	$10,724	$10,882
6/19	$10,158	$11,421	$10,773	$10,942
7/19	$10,213	$11,513	$10,855	$11,033
8/19	$10,267	$11,695	$10,905	$11,096
9/19	$10,206	$11,601	$10,821	$11,002
10/19	$10,201	$11,622	$10,871	$11,058
11/19	$10,208	$11,651	$10,892	$11,081
12/19	$10,223	$11,686	$10,920	$11,115
1/20	$10,365	$11,896	$11,037	$11,250
2/20	$10,438	$12,050	$11,086	$11,317
3/20	$10,382	$11,613	$10,908	$10,999
4/20	$10,376	$11,467	$10,912	$10,987
5/20	$10,630	$11,832	$11,212	$11,299
6/20	$10,621	$11,929	$11,206	$11,358
7/20	$10,708	$12,130	$11,302	$11,490
8/20	$10,676	$12,073	$11,284	$11,485
9/20	$10,676	$12,076	$11,301	$11,503
10/20	$10,646	$12,039	$11,272	$11,480
11/20	$10,695	$12,221	$11,330	$11,551
12/20	$10,729	$12,295	$11,349	$11,592
1/21	$10,749	$12,374	$11,366	$11,631
2/21	$10,639	$12,177	$11,250	$11,505
3/21	$10,629	$12,252	$11,286	$11,557
4/21	$10,659	$12,355	$11,329	$11,609
5/21	$10,669	$12,392	$11,325	$11,610
6/21	$10,669	$12,426	$11,321	$11,612
7/21	$10,729	$12,529	$11,387	$11,688
8/21	$10,689	$12,483	$11,377	$11,681
9/21	$10,619	$12,393	$11,324	$11,628
10/21	$10,599	$12,357	$11,294	$11,593
11/21	$10,629	$12,462	$11,315	$11,617
12/21	$10,615	$12,482	$11,328	$11,632
1/22	$10,415	$12,140	$11,073	$11,350
2/22	$10,355	$12,097	$11,038	$11,305
3/22	$10,094	$11,705	$10,798	$11,039
4/22	$9,924	$11,381	$10,634	$10,857
5/22	$10,034	$11,550	$10,798	$11,026
6/22	$9,954	$11,361	$10,774	$10,992
7/22	$10,134	$11,661	$10,963	$11,192
8/22	$9,954	$11,405	$10,777	$11,002
9/22	$9,714	$10,968	$10,500	$10,694
10/22	$9,675	$10,876	$10,487	$10,670
11/22	$9,990	$11,385	$10,765	$10,970
12/22	$10,003	$11,418	$10,804	$11,020
1/23	$10,218	$11,746	$11,011	$11,243
2/23	$10,063	$11,480	$10,791	$11,024
3/23	$10,210	$11,735	$10,998	$11,233
4/23	$10,205	$11,708	$10,931	$11,182
5/23	$10,129	$11,607	$10,823	$11,074
6/23	$10,145	$11,723	$10,897	$11,152
7/23	$10,151	$11,769	$10,924	$11,186
8/23	$10,086	$11,600	$10,852	$11,110
9/23	$9,859	$11,260	$10,672	$10,925
10/23	$9,795	$11,164	$10,665	$10,909
11/23	$10,211	$11,873	$11,062	$11,322
12/23	$10,403	$12,149	$11,223	$11,495
1/24	$10,348	$12,087	$11,177	$11,458
2/24	$10,336	$12,102	$11,178	$11,466
3/24	$10,323	$12,102	$11,145	$11,452
4/24	$10,218	$11,952	$11,052	$11,358
5/24	$10,195	$11,917	$10,982	$11,285
6/24	$10,318	$12,099	$11,097	$11,404
7/24	$10,421	$12,210	$11,206	$11,520
8/24	$10,524	$12,306	$11,350	$11,669
9/24	$10,622	$12,428	$11,420	$11,751
10/24	$10,465	$12,246	$11,296	$11,629
11/24	$10,568	$12,458	$11,384	$11,716
12/24	$10,461	$12,277	$11,302	$11,629
1/25	$10,684	$12,338	$11,368	$11,703

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	1.71%	0.31%	0.66%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	0.72%	0.31%	0.66%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg Municipal Managed Money 1–7 Year Bond Index	1.71%	0.59%	1.29%
Bloomberg 5 Year Municipal Bond Index	2.14%	0.79%	1.58%

AssetsNet	$ 150,904,837
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 556,277
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$150,904,837
# of Portfolio Holdings	94
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$556,277

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.1%
Special Tax Revenue	4.5%
Other Revenue	4.8%
Short-Term Investments	5.0%
Hospital	11.1%
U.S. Treasury Obligations	15.3%
Housing	16.7%
General Obligations	32.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
Treasury	15.8%
BBB	3.4%
A	13.2%
AA	26.6%
AAA	40.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000074081
Shareholder Report [Line Items]
Fund Name	Parametric TABS Short-Term Municipal Bond Fund
Class Name	Class I
Trading Symbol	EIBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money 1-7 Year Bond Index (the Index):

↑ An out-of-Index allocation to U.S. Treasurys, which outperformed tax-exempt municipal bonds during much of the period, contributed to Index-relative returns

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ An overweight exposure to A-rated bonds helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↓ An out-of-Index allocation to bonds with 7-15 years remaining to maturity, which generally underperformed shorter maturity bonds within the Index during the period, detracted from Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money 1–7 Year Bond Index	Bloomberg 5 Year Municipal Bond Index
1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/15	$993,900	$989,685	$993,821	$993,260
3/15	$992,229	$992,543	$993,655	$992,563
4/15	$991,566	$987,335	$992,445	$991,523
5/15	$987,807	$984,607	$989,592	$988,152
6/15	$989,080	$983,710	$991,815	$990,904
7/15	$994,085	$990,836	$996,642	$996,114
8/15	$994,362	$992,781	$997,673	$996,360
9/15	$1,000,351	$999,973	$1,003,321	$1,002,420
10/15	$1,004,399	$1,003,949	$1,007,489	$1,008,050
11/15	$1,002,893	$1,007,940	$1,006,157	$1,007,045
12/15	$1,004,659	$1,015,022	$1,007,521	$1,009,035
1/16	$1,015,395	$1,027,133	$1,018,245	$1,020,619
2/16	$1,018,552	$1,028,748	$1,021,530	$1,024,522
3/16	$1,016,888	$1,032,007	$1,017,642	$1,020,589
4/16	$1,020,066	$1,039,595	$1,022,129	$1,025,595
5/16	$1,017,503	$1,042,407	$1,019,970	$1,023,468
6/16	$1,025,561	$1,058,990	$1,027,935	$1,032,440
7/16	$1,027,673	$1,059,637	$1,031,134	$1,036,337
8/16	$1,026,933	$1,061,067	$1,030,442	$1,036,326
9/16	$1,023,382	$1,055,771	$1,026,685	$1,032,243
10/16	$1,019,744	$1,044,695	$1,022,601	$1,027,649
11/16	$995,021	$1,005,732	$997,779	$1,000,110
12/16	$999,866	$1,017,540	$1,002,940	$1,005,070
1/17	$1,005,973	$1,024,248	$1,012,201	$1,015,589
2/17	$1,012,322	$1,031,360	$1,018,904	$1,023,891
3/17	$1,012,675	$1,033,599	$1,019,081	$1,024,158
4/17	$1,017,916	$1,041,099	$1,025,388	$1,031,232
5/17	$1,026,086	$1,057,622	$1,034,617	$1,041,435
6/17	$1,022,627	$1,053,829	$1,030,352	$1,036,943
7/17	$1,027,920	$1,062,355	$1,036,826	$1,044,616
8/17	$1,032,204	$1,070,440	$1,041,856	$1,051,259
9/17	$1,026,789	$1,064,997	$1,034,529	$1,043,973
10/17	$1,025,230	$1,067,597	$1,034,089	$1,043,693
11/17	$1,018,782	$1,061,880	$1,022,528	$1,031,899
12/17	$1,023,033	$1,072,979	$1,027,157	$1,036,644
1/18	$1,015,621	$1,060,347	$1,024,687	$1,034,234
2/18	$1,013,163	$1,057,179	$1,022,421	$1,031,156
3/18	$1,013,538	$1,061,081	$1,021,843	$1,030,775
4/18	$1,010,020	$1,057,294	$1,017,933	$1,026,807
5/18	$1,017,379	$1,069,401	$1,026,575	$1,036,966
6/18	$1,018,821	$1,070,314	$1,029,847	$1,039,747
7/18	$1,021,248	$1,072,911	$1,033,116	$1,043,844
8/18	$1,020,725	$1,075,667	$1,032,536	$1,043,464
9/18	$1,017,298	$1,068,703	$1,027,227	$1,037,710
10/18	$1,014,805	$1,062,122	$1,025,392	$1,035,698
11/18	$1,021,455	$1,073,877	$1,033,720	$1,043,942
12/18	$1,029,999	$1,086,735	$1,043,324	$1,054,111
1/19	$1,038,492	$1,094,950	$1,052,143	$1,063,680
2/19	$1,042,132	$1,100,813	$1,056,349	$1,068,863
3/19	$1,048,677	$1,118,214	$1,062,377	$1,076,336
4/19	$1,049,261	$1,122,417	$1,062,114	$1,076,619
5/19	$1,057,906	$1,137,891	$1,072,393	$1,088,207
6/19	$1,061,503	$1,142,092	$1,077,263	$1,094,199
7/19	$1,067,146	$1,151,296	$1,085,454	$1,103,289
8/19	$1,074,763	$1,169,457	$1,090,529	$1,109,590
9/19	$1,068,216	$1,160,082	$1,082,109	$1,100,157
10/19	$1,069,711	$1,162,161	$1,087,070	$1,105,788
11/19	$1,071,263	$1,165,068	$1,089,181	$1,108,078
12/19	$1,073,759	$1,168,625	$1,092,009	$1,111,508
1/20	$1,088,517	$1,189,621	$1,103,685	$1,125,037
2/20	$1,098,082	$1,204,962	$1,108,563	$1,131,746
3/20	$1,093,063	$1,161,254	$1,090,787	$1,099,934
4/20	$1,093,323	$1,146,680	$1,091,226	$1,098,653
5/20	$1,121,019	$1,183,158	$1,121,231	$1,129,882
6/20	$1,120,908	$1,192,896	$1,120,605	$1,135,765
7/20	$1,130,910	$1,212,987	$1,130,233	$1,148,972
8/20	$1,129,201	$1,207,295	$1,128,385	$1,148,504
9/20	$1,129,945	$1,207,551	$1,130,055	$1,150,333
10/20	$1,127,509	$1,203,924	$1,127,219	$1,147,987
11/20	$1,133,319	$1,222,092	$1,133,035	$1,155,108
12/20	$1,137,571	$1,229,537	$1,134,893	$1,159,237
1/21	$1,140,428	$1,237,372	$1,136,577	$1,163,068
2/21	$1,130,728	$1,217,712	$1,125,020	$1,150,546
3/21	$1,129,291	$1,225,222	$1,128,624	$1,155,692
4/21	$1,134,326	$1,235,499	$1,132,900	$1,160,890
5/21	$1,136,123	$1,239,185	$1,132,489	$1,160,980
6/21	$1,136,920	$1,242,587	$1,132,087	$1,161,210
7/21	$1,144,024	$1,252,893	$1,138,733	$1,168,791
8/21	$1,141,364	$1,248,295	$1,137,691	$1,168,080
9/21	$1,134,675	$1,239,286	$1,132,393	$1,162,754
10/21	$1,133,267	$1,235,663	$1,129,401	$1,159,341
11/21	$1,137,198	$1,246,182	$1,131,490	$1,161,664
12/21	$1,136,491	$1,248,192	$1,132,764	$1,163,200
1/22	$1,115,976	$1,214,026	$1,107,334	$1,134,993
2/22	$1,111,578	$1,209,676	$1,103,838	$1,130,488
3/22	$1,084,626	$1,170,462	$1,079,839	$1,103,890
4/22	$1,066,203	$1,138,088	$1,063,447	$1,085,684
5/22	$1,080,030	$1,154,994	$1,079,819	$1,102,617
6/22	$1,070,529	$1,136,077	$1,077,402	$1,099,212
7/22	$1,091,263	$1,166,094	$1,096,260	$1,119,169
8/22	$1,073,640	$1,140,538	$1,077,723	$1,100,223
9/22	$1,048,556	$1,096,763	$1,050,030	$1,069,401
10/22	$1,045,221	$1,087,642	$1,048,663	$1,067,017
11/22	$1,079,960	$1,138,515	$1,076,515	$1,097,019
12/22	$1,082,356	$1,141,774	$1,080,435	$1,102,001
1/23	$1,106,442	$1,174,572	$1,101,059	$1,124,252
2/23	$1,089,473	$1,148,012	$1,079,125	$1,102,408
3/23	$1,107,307	$1,173,484	$1,099,819	$1,123,262
4/23	$1,107,726	$1,170,803	$1,093,105	$1,118,185
5/23	$1,100,515	$1,160,657	$1,082,344	$1,107,399
6/23	$1,103,146	$1,172,284	$1,089,697	$1,115,168
7/23	$1,104,697	$1,176,922	$1,092,398	$1,118,594
8/23	$1,098,622	$1,159,978	$1,085,172	$1,111,048
9/23	$1,074,840	$1,125,981	$1,067,151	$1,092,481
10/23	$1,068,824	$1,116,399	$1,066,529	$1,090,883
11/23	$1,113,864	$1,187,269	$1,106,180	$1,132,157
12/23	$1,136,784	$1,214,864	$1,122,308	$1,149,472
1/24	$1,131,785	$1,208,659	$1,117,722	$1,145,824
2/24	$1,131,330	$1,210,212	$1,117,778	$1,146,550
3/24	$1,130,911	$1,210,173	$1,114,531	$1,145,187
4/24	$1,120,384	$1,195,185	$1,105,235	$1,135,828
5/24	$1,118,841	$1,191,680	$1,098,162	$1,128,477
6/24	$1,133,184	$1,209,946	$1,109,676	$1,140,355
7/24	$1,145,445	$1,220,974	$1,120,560	$1,152,045
8/24	$1,157,682	$1,230,603	$1,135,015	$1,166,896
9/24	$1,169,453	$1,242,766	$1,141,979	$1,175,072
10/24	$1,153,156	$1,224,645	$1,129,609	$1,162,880
11/24	$1,164,315	$1,245,800	$1,138,370	$1,171,557
12/24	$1,154,746	$1,227,663	$1,130,188	$1,162,881
1/25	$1,162,717	$1,233,815	$1,136,816	$1,170,325

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	2.73%	1.33%	1.52%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg Municipal Managed Money 1–7 Year Bond Index	1.71%	0.59%	1.29%
Bloomberg 5 Year Municipal Bond Index	2.14%	0.79%	1.58%

AssetsNet	$ 150,904,837
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 556,277
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$150,904,837
# of Portfolio Holdings	94
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$556,277

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.1%
Special Tax Revenue	4.5%
Other Revenue	4.8%
Short-Term Investments	5.0%
Hospital	11.1%
U.S. Treasury Obligations	15.3%
Housing	16.7%
General Obligations	32.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
Treasury	15.8%
BBB	3.4%
A	13.2%
AA	26.6%
AAA	40.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761